UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06431

AMG FUNDS II

(Exact name of registrant as specified in charter)

600 Steamboat Road, Suite 300, Greenwich, Connecticut 06830

(Address of principal executive offices) (Zip code)

AMG FUNDS LLC

600 Steamboat Road, Suite 300, Greenwich, Connecticut 06830

(Name and address of agent for service)

Registrant’s telephone number, including area code: (203) 299-3500

Date of fiscal year end: December 31st

Date of reporting period: MARCH 31, 2016 (1st Quarter End Portfolio Holdings)

Item 1. SCHEDULE OF INVESTMENTS.

AMG GW&K Enhanced Core Bond Fund Schedule of Portfolio Investments (unaudited) March 31, 2016

	Principal Amount	Value
Corporate Bonds and Notes - 38.6%
Financials - 11.7%
Ally Financial, Inc.,
5.125%, 09/30/24[1]	$50,000	$51,375
8.000%, 03/15/20	775,000	869,938
American Tower Corp., 4.400%, 02/15/26	857,000	908,003
Bank of America Corp., MTN, 3.875%, 08/01/25	1,325,000	1,375,970
Corrections Corp. of America, 5.000%, 10/15/22	650,000	680,875
Crown Castle International Corp., 5.250%, 01/15/23	865,000	936,363
The Goldman Sachs Group, Inc., 6.125%, 02/15/33	1,465,000	1,779,065
Host Hotels & Resorts, L.P., Series C, 4.750%, 03/01/23[1]	815,000	850,303
International Lease Finance Corp., 8.250%, 12/15/20	775,000	907,719
JPMorgan Chase & Co., Series S, 6.750%, 01/29/49[1,2,3]	799,000	878,301
Morgan Stanley, GMTN, 5.500%, 07/28/21	790,000	902,636
National Rural Utilities Cooperative Finance Corp., MTN, 3.250%, 11/01/25	875,000	918,166
Visa, Inc., 3.150%, 12/14/25	860,000	898,833
Wells Fargo & Co., Series U, 5.875%, 12/29/49[2,3]	839,000	896,933
Weyerhaeuser Co., 8.500%, 01/15/25	1,340,000	1,723,024
Total Financials		14,577,504
Industrials - 26.9%
AbbVie, Inc., 3.200%, 11/06/22	990,000	1,025,267
Actavis Funding SCS, 3.800%, 03/15/25	1,000,000	1,042,668
Anheuser-Busch InBev Finance, Inc., 3.650%, 02/01/26	1,293,000	1,361,385
Automatic Data Processing, Inc., 3.375%, 09/15/25	846,000	905,515
Ball Corp., 5.250%, 07/01/25	855,000	900,956
BorgWarner, Inc., 3.375%, 03/15/25[1]	1,000,000	981,699
Burlington Northern Santa Fe LLC, 6.150%, 05/01/37	1,465,000	1,848,541
CCO Holdings LLC / CCO Holdings Capital Corp., Series, 5.125%, 02/15/23	675,000	690,188
CDW LLC / CDW Finance Corp., Series, 5.500%, 12/01/24	1,155,000	1,195,425
Cedar Fair LP / Canada’s Wonderland Co. / Magnum Management Corp., Series, 5.375%, 06/01/24	866,000	900,640
CF Industries, Inc., 7.125%, 05/01/20	1,435,000	1,634,976
Comcast Corp., 7.050%, 03/15/33	660,000	910,348
CVS Health Corp., 4.875%, 07/20/35	1,030,000	1,152,052
Ford Motor Co., 7.450%, 07/16/31	670,000	875,072
Frontier Communications Corp., 8.875%, 09/15/20 (a)	500,000	521,250
General Motors Co., 6.250%, 10/02/43	1,000,000	1,071,657
Georgia-Pacific LLC, 8.000%, 01/15/24	668,000	862,608
HCA, Inc., 5.000%, 03/15/24	665,000	682,041
Lear Corp., 5.375%, 03/15/24	1,100,000	1,149,500

1

AMG GW&K Enhanced Core Bond Fund Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Industrials - 26.9% (continued)
Lennar Corp., Series, 4.750%, 04/01/21	$895,000	$910,662
Masco Corp., Series, 4.375%, 04/01/26	900,000	920,799
McDonald’s Corp., MTN, 3.700%, 01/30/26	867,000	920,132
Microsoft Corp., 2.650%, 11/03/22	1,741,000	1,811,907
Newell Rubbermaid, Inc., Series, 3.850%, 04/01/23	1,362,000	1,414,660
Omnicom Group, Inc., Series, 3.600%, 04/15/26	910,000	934,080
Owens Corning, 4.200%, 12/15/22	855,000	867,697
QVC, Inc., 5.125%, 07/02/22	830,000	872,040
Rogers Communications, Inc., 3.625%, 12/15/25	880,000	917,950
Royal Caribbean Cruises, Ltd., Series, 5.250%, 11/15/22	700,000	742,000
Stryker Corp., Series, 3.500%, 03/15/26	1,000,000	1,038,464
T-Mobile USA, Inc., 6.250%, 04/01/21	660,000	696,168
Tyson Foods, Inc., 4.875%, 08/15/34	845,000	911,504
Verizon Communications, Inc., 5.150%, 09/15/23	830,000	959,503
Total Industrials		33,629,354
Total Corporate Bonds and Notes (cost $46,849,898)		48,206,858
Municipal Bonds - 5.2%
California State General Obligation, School Improvements, 7.550%, 04/01/39	1,175,000	1,800,147
JobsOhio Beverage System, Series B, 3.985%, 01/01/29	880,000	951,738
Los Angeles Unified School District, School Improvements, 5.750%, 07/01/34	1,100,000	1,379,037
Los Angeles Unified School District, School Improvements, 6.758%, 07/01/34	345,000	477,580
Metropolitan Transportation Authority Revenue, Transit Improvements, 6.668%, 11/15/39	685,000	931,853
New Jersey Economic Development Authority, Pension Funding, Series A, 7.425%, 02/15/29 (National Insured)[4]	770,000	933,471
Total Municipal Bonds (cost $6,220,318)		6,473,826
U.S. Government and Agency Obligations - 28.3%
Federal Home Loan Mortgage Corporation - 4.0%
FHLMC Gold Pool,
4.500%, 09/01/26 to 10/01/39	1,553,976	1,676,480
5.000%, 06/01/26 to 10/01/36	3,020,128	3,310,878
Total Federal Home Loan Mortgage Corporation		4,987,358
Federal National Mortgage Association - 17.0%
FNMA,
4.000%, 02/01/26 to 09/01/43	5,485,822	5,902,429
4.500%, 05/01/39 to 09/01/42	4,382,765	4,815,288
5.000%, 08/01/35	1,023,839	1,135,026
5.500%, 05/01/25 to 04/01/40	6,303,487	7,100,726
6.000%, 02/01/23 to 10/01/39	2,070,466	2,357,768
Total Federal National Mortgage Association		21,311,237

2

AMG GW&K Enhanced Core Bond Fund Schedule of Portfolio Investments (continued)

	Principal Amount	Value
U.S. Treasury Obligations - 7.3%
United States Treasury Bonds,
3.500%, 02/15/39	$791,000	$941,568
6.250%, 08/15/23	5,473,000	7,267,865
United States Treasury Notes, 2.250%, 11/15/24	867,000	904,102
Total U.S. Treasury Obligations		9,113,535
Total U.S. Government and Agency Obligations (cost $34,619,210)		35,412,130
Short-Term Investments - 4.5%
Repurchase Agreements - 1.4%[5]
Cantor Fitzgerald Securities, Inc., dated 03/31/16, due 04/01/16, 0.350%, total to be received $1,000,010 (collateralized by various U.S. Government Obligations, 0.000% - 10.500%, 04/25/16 - 02/20/66, totaling $1,020,000)	1,000,000	1,000,000
Nomura Securities International, Inc., dated 03/31/16, due 04/01/16, 0.330%, total to be received $766,756 (collateralized by various U.S. Government Agency Obligations, 0.000% - 9.500%, 01/01/17 - 03/20/66 totaling $782,084)	766,749	766,749
Total Repurchase Agreements		1,766,749

	Shares
Other Investment Companies - 3.1%[6]
Dreyfus Institutional Cash Advantage Fund, Institutional Class Shares, 0.38%	3,833,015	3,833,015
Total Short-Term Investments (cost $5,599,764)		5,599,764
Total Investments - 76.6% (cost $93,289,190)		95,692,578
Other Assets, less Liabilities - 23.4%		29,310,778
Net Assets - 100.0%		$125,003,356

3

AMG GW&K Municipal Bond Fund Schedule of Portfolio Investments (unaudited) March 31, 2016

	Principal Amount	Value
Municipal Bonds - 92.6%
Arizona - 4.2%
Arizona School Facilities Board COPS, Series A, 5.000%, 09/01/21	$5,015,000	$5,934,450
Arizona Transportation Board, Subordinated Highway Revenue, Series 2013 A, 5.000%, 07/01/22	4,255,000	5,161,315
Arizona Water Infrastructure Finance Authority, Water Quality Revenue, Series A, 5.000%, 10/01/26	15,000,000	18,816,600
City of Phoenix Civic Improvement Corp., Water Utility Improvements, Series A, 5.000%, 07/01/21	4,110,000	4,653,712
Phoenix Civic Improvement Corp., Water Utility Improvements, Series A, 5.000%, 07/01/22	3,650,000	4,131,618
Total Arizona		38,697,695
California - 2.2%
California State Tax Exempt General Obligation, 5.000%, 03/01/24	5,000,000	6,257,650
Los Angeles Unified School District, Series A, 5.000%, 07/01/23[7]	3,000,000	3,729,300
State of California, Series C, 5.000%, 09/01/26	7,700,000	9,731,799
Total California		19,718,749
Colorado - 0.8%
Regional Transportation District County COPS, Series A, 5.000%, 06/01/24	6,000,000	7,270,080
Connecticut - 0.7%
State of Connecticut Special Tax Revenue, Transit Infrastructure, 5.000%, 08/01/24	5,340,000	6,645,737
District of Columbia - 2.4%
District of Columbia Water & Sewer Authority Public Utility Revenue, Sub Lien, Series C, 5.000%, 10/01/21	5,000,000	5,979,900
District of Columbia Water & Sewer Authority Public Utility Revenue, Sub Lien, Series C, 5.000%, 10/01/24	5,475,000	6,595,514
District of Columbia, Series A, 5.000%, 06/01/24	7,250,000	9,083,452
Total District of Columbia		21,658,866
Florida - 2.9%
Florida State Board of Education, Series D, 5.000%, 06/01/24	6,565,000	7,761,603
State of Florida, Capital Outlay, Series B, 5.000%, 06/01/27	9,295,000	11,501,819
State of Florida, Department of Transportation, Fuel Sales Tax Revenue, Series B, 5.000%, 07/01/26	5,720,000	6,766,074
Total Florida		26,029,496
Georgia - 5.4%
Atlanta Water & Wastewater Revenue, 5.000%, 11/01/25	8,730,000	11,000,236
Georgia State University & College Improvements, Series A, 5.000%, 02/01/26	5,330,000	6,765,209
Georgia State University & College Improvements, Series A - Tranche 2, 5.000%, 07/01/24	5,000,000	6,045,050
Georgia State, Series E-2, 5.000%, 09/01/21	9,265,000	11,118,371
State of Georgia, Series A, 5.000%, 07/01/27	5,450,000	6,567,468
State of Georgia, Series C, 5.000%, 09/01/23	6,340,000	7,707,601
Total Georgia		49,203,935
Idaho - 0.8%
Idaho Housing & Finance Association, 5.000%, 07/15/23	5,770,000	6,967,217
Illinois - 4.6%
Chicago O’Hare International Airport, Series B, 5.000%, 01/01/28	10,500,000	12,585,300

4

AMG GW&K Municipal Bond Fund Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Illinois - 4.6% (continued)
Illinois State Finance Authority Revenue, University of Chicago, Series A, 5.000%, 10/01/23	$5,105,000	$6,248,724
Illinois State Toll Highway Authority, Series A, 5.000%, 12/01/22	3,590,000	4,324,945
Illinois State Toll Highway Authority, Series A, 5.000%, 12/01/31	7,780,000	9,347,359
Metropolitan Pier and Exposition Authority Revenue, McCormick Place Expansion Project, Series 2012 B, 5.000%, 12/15/22	2,095,000	2,413,147
Metropolitan Pier and Exposition Authority Revenue, McCormick Place Expansion Project, Series A, 5.500%, 06/15/29 (National Insured)[4]	6,170,000	7,410,478
Total Illinois		42,329,953
Indiana - 0.7%
Indiana Finance Authority, Indiana University Health Revenue, Series A, 5.000%, 12/01/23	5,000,000	6,155,400
Maryland - 4.8%
Maryland State, General Obligation, University and College Improvements, Series A, 5.000%, 03/01/22	5,000,000	6,064,150
Maryland State, General Obligation, University and College Improvements, Series B, 5.000%, 08/01/23	20,000,000	24,301,000
University System of Maryland, University & College Improvements, Series A, 5.000%, 04/01/23	5,475,000	6,754,179
University System of Maryland, University & College Improvements, Series A, 5.000%, 04/01/24	5,075,000	6,364,202
Total Maryland		43,483,531
Massachusetts - 5.1%
Commonwealth of Massachusetts, Public Improvements, Series B, 5.000%, 08/01/22	5,000,000	5,816,250
Commonwealth of Massachusetts, Series A, 5.000%, 07/01/25	7,500,000	9,585,525
Massachusetts School Building Authority, 5.000%, 08/15/25	5,025,000	6,088,139
Massachusetts State Department of Taxation and Finance, Series F, 5.000%, 11/01/24	10,000,000	12,273,900
Massachusetts State Development Finance Agency, Boston College, Series S, 5.000%, 07/01/23	5,645,000	6,990,994
University of Massachusetts Building Authority, Series 2, 5.000%, 11/01/21	5,000,000	6,000,200
Total Massachusetts		46,755,008
Michigan - 0.8%
Michigan State Building Authority Revenue, Series I, 5.000%, 04/15/27	5,700,000	7,031,976
Minnesota - 5.2%
Minnesota Public Facilities Authority, Water Revenue, 5.000%, 03/01/22	8,085,000	9,780,101
Minnesota Public Facilities Authority, Water Revenue, 5.000%, 03/01/24	10,525,000	13,181,194
Minnesota State General Obligation, Series D, 5.000%, 08/01/22	10,000,000	12,238,500
Minnesota State General Obligation, Series D, 5.000%, 08/01/24	10,000,000	12,674,800
Total Minnesota		47,874,595
Missouri - 2.7%
Missouri Highway & Transportation Commission, Fuel Sales Tax Revenue, Series A, 5.000%, 05/01/22	10,000,000	12,186,100
Missouri Highway & Transportation Commission, Fuel Sales Tax Revenue, Series B, 5.000%, 05/01/23	10,285,000	12,801,020
Total Missouri		24,987,120
New Jersey - 1.7%
New Jersey Economic Development Authority, School Facilities Construction, 5.000%, 03/01/25	2,000,000	2,178,720
New Jersey Economic Development Authority, Schools Facilities Construction, Series 2013 NN, 5.000%, 03/01/21	1,995,000	2,178,560
New Jersey Economic Development Authority, Schools Facilities Construction, Series II, 5.000%, 03/01/22	2,175,000	2,386,540

5

AMG GW&K Municipal Bond Fund Schedule of Portfolio Investments (continued)

	Principal Amount	Value
New Jersey - 1.7% (continued)
New Jersey State Turnpike Authority Revenue, Series 2012 B, 5.000%, 01/01/24	$2,790,000	$3,369,874
New Jersey State Turnpike Authority Revenue, Series A, 5.000%, 01/01/24	4,925,000	5,899,214
Total New Jersey		16,012,908
New York - 10.5%
Metropolitan Transportation Authority, Fuel Sales Tax Revenue, Series A, 5.000%, 11/15/24	10,000,000	12,587,300
Metropolitan Transportation Authority, Transit Revenue, Series C, 5.000%, 11/15/21	5,185,000	6,179,587
Metropolitan Transportation Authority, Transit Revenue, Series F, 5.000%, 11/15/24	4,935,000	5,952,646
New York City General Obligation, Series C, 5.000%, 08/01/24	7,500,000	9,347,025
New York City General Obligation, Series G, 5.000%, 08/01/23	5,000,000	6,146,850
New York City General Obligation, Series I, 5.000%, 08/01/24	10,785,000	12,959,795
New York City Transitional Finance Authority, Future Tax Secured Revenue, Series C, 5.000%, 11/01/23	10,000,000	12,399,400
New York City Transitional Finance Authority, Future Tax Secured Revenue, Series D, 5.000%, 11/01/22	5,115,000	5,896,214
New York City Water & Sewer System Revenue, Series FF, 5.000%, 06/15/25	6,910,000	7,993,142
New York State Urban Development Corp., General Revenue, Series A, 5.000%, 01/01/21	8,900,000	10,188,987
New York State Urban Development Corp., Personal Income Tax Revenue, 5.000%, 03/15/24	5,000,000	6,221,300
Total New York		95,872,246
North Carolina - 1.4%
North Carolina Municipal Power Agency No. 1, Electric, Power and Light Revenue, Series A, 5.000%, 01/01/27	5,025,000	6,217,432
North Carolina State Limited Obligation, Series C, 5.000%, 05/01/23	5,000,000	6,170,050
Total North Carolina		12,387,482
Ohio - 4.8%
Ohio State General Obligation, Series A, 5.000%, 09/15/22	10,000,000	12,231,700
Ohio State General Obligation, University & College Improvements, Series C, 5.000%, 11/01/26	5,000,000	6,281,250
Ohio Water Development Authority, Water Pollution Control Loan Fund, 5.000%, 06/01/23	10,000,000	12,412,100
Ohio Water Development Authority, Water Pollution Control Loan Fund, Series 2015A, 5.000%, 06/01/25	10,000,000	12,777,000
Total Ohio		43,702,050
Pennsylvania - 1.5%
Lancaster County Hospital Authority, University of Pennsylvania Health Revenue, 5.000%, 08/15/26[7]	6,000,000	7,560,720
Pennsylvania Economic Development Financing Authority Revenue, Series 2012 B, 5.000%, 07/01/21	5,740,000	6,159,537
Total Pennsylvania		13,720,257
Texas - 14.0%
Central Texas Turnpike System Transportation Commission, Series C, 5.000%, 08/15/31	9,150,000	10,508,684
City of Austin TX Water & Wastewater System Revenue, Series A, 5.000%, 11/15/22	7,790,000	9,494,296
City of Dallas TX Waterworks & Sewer System Revenue, Series A, 5.000%, 10/01/22	10,000,000	12,218,600
Cypress-Fairbanks Independent School District, Series C, 5.000%, 02/15/23	5,100,000	6,278,253
North Texas Tollway Authority Revenue, Special Projects System, 1st Tier, Series A, 5.000%, 01/01/25	5,320,000	6,467,364
North Texas Tollway Authority Revenue, Special Projects System, Series D, 5.250%, 09/01/27	10,165,000	12,183,667
Plano Independent School District, Series A, 5.000%, 02/15/22	6,000,000	7,211,280

6

AMG GW&K Municipal Bond Fund Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Texas - 14.0% (continued)
San Antonio Electric & Gas Revenue, Series A, 5.250%, 02/01/25	$5,000,000	$5,583,850
Spring Branch Independent School District, Series A, 5.000%, 02/01/21	8,650,000	10,167,729
State of Texas, Transportation Commission Highway Improvements Revenue, 5.000%, 04/01/25	5,000,000	6,005,100
Texas State A&M University, Series A, 5.000%, 05/15/22	5,730,000	6,979,083
Texas Transportation Commission Fund, Series A, 5.000%, 04/01/27	12,000,000	14,359,080
Texas Transportation Commission State Highway Fund, Series A, 5.000%, 04/01/23	5,000,000	6,183,200
The University of Texas System Financing Revenue, Series A, 5.000%, 08/15/22	4,525,000	5,193,976
The University of Texas System Financing Revenue, Series B, 5.000%, 08/15/22	6,865,000	8,396,719
Total Texas		127,230,881
Virginia - 1.7%
Virginia College Building Authority, 21st Century College & Equipment, 5.000%, 02/01/21	5,000,000	5,895,250
Virginia College Building Authority, Series B, 5.000%, 09/01/23	5,350,000	6,645,021
Virginia Public Building Authority, Correctional Facilities Revenue, Series B, 5.000%, 08/01/24	2,320,000	2,628,166
Total Virginia		15,168,437
Washington - 8.3%
City of Seattle WA Municipal Light & Power Revenue, Series A, 5.000%, 02/01/23	2,175,000	2,544,380
City of Seattle WA Municipal Light & Power Revenue, Series B, 5.000%, 02/01/23	5,565,000	6,372,815
Energy Northwest Electric Revenue, Bonneville Power, 5.000%, 07/01/25[7]	13,745,000	17,444,192
Energy Northwest Washington Electric Revenue, Columbia Generating Station, Series A, 5.000%, 07/01/21	5,035,000	5,992,305
King County Sewer Revenue, Series B, 5.000%, 01/01/24	5,175,000	6,194,320
State of Washington, Water Utility Improvements Revenue, Series C, 5.000%, 08/01/25	11,925,000	14,361,397
University of Washington, University & College Improvements Revenue, Series C, 5.000%, 07/01/27	7,270,000	8,842,937
Washington Health Care Facilities Authority Multicare Health System, Series B, 5.000%, 08/15/23	3,940,000	4,817,674
Washington State Generation Obligation, Series 2016A, 5.000%, 07/01/21	7,280,000	8,668,223
Total Washington		75,238,243
Wisconsin - 5.4%
Wisconsin State Revenue, Department of Transportation, Series 1, 5.000%, 07/01/21	5,000,000	5,950,650
Wisconsin State Revenue, Department of Transportation, Series 1, 5.000%, 07/01/25	3,005,000	3,682,267
Wisconsin State Revenue, Department of Transportation, Series A, 5.000%, 07/01/22	5,000,000	6,081,650
Wisconsin State Revenue, Department of Transportation, Series A, 5.000%, 07/01/24	6,085,000	7,659,798
Wisconsin State, Series 1, 5.000%, 11/01/21	8,000,000	9,624,160
Wisconsin State, Series 2, 5.000%, 05/01/24	3,420,000	4,121,032
Wisconsin State, Series A, 5.000%, 05/01/23	10,000,000	11,826,600
Total Wisconsin		48,946,157
Total Municipal Bonds (cost $825,169,724)		843,088,019

7

AMG GW&K Municipal Bond Fund Schedule of Portfolio Investments (continued)

	Shares	Value
Short-Term Investments - 9.4%
Dreyfus Government Cash Management Fund, 0.30%[6,8] (cost $85,721,483)	85,721,483	$85,721,483
Total Investments - 102.0% (cost $910,891,207)		928,809,502
Other Assets, less Liabilities - (2.0)%		(18,411,333)
Net Assets - 100.0%		$910,398,169

8

AMG GW&K Municipal Enhanced Yield Fund Schedule of Portfolio Investments (unaudited) March 31, 2016

	Principal Amount	Value
Municipal Bonds - 94.8%
California - 9.0%
M-S-R Energy Authority, Natural Gas Revenue, Series C, 6.500%, 11/01/39	$3,635,000	$5,154,176
State of California, Public Improvements, 5.000%, 09/01/45	14,120,000	16,892,886
Total California		22,047,062
Colorado - 4.1%
City & County of Denver Co., Public Improvements, Sales Tax Revenue, Series A, 5.000%, 08/01/44[7]	5,275,000	6,251,455
Public Authority for Colorado Energy Natural Gas Purchase Revenue, Series 2008, 6.500%, 11/15/38	2,645,000	3,711,808
Total Colorado		9,963,263
District of Columbia - 0.9%
District of Columbia Hospital Revenue, Children’s Hospital, 5.000%, 07/15/44	2,015,000	2,311,346
Florida - 7.4%
Alachua County Health Facilities Authority, Shands Teaching Hospital & Clinics, 5.000%, 12/01/44	6,350,000	7,097,459
Martin County Health Facilities Authority, Martin Memorial Medical Center, 5.500%, 11/15/42	4,410,000	4,940,479
Miami Beach Health Facilities Authority, Mt. Sinai Medical Center, 5.000%, 11/15/39	5,430,000	6,005,308
Total Florida		18,043,246
Georgia - 2.4%
Atlanta Water & Wastewater Revenue, 5.000%, 11/01/40	5,000,000	5,853,950
Illinois - 9.8%
Chicago O’Hare International Airport, Series C, 5.000%, 01/01/46	1,500,000	1,653,810
Illinois State General Obligation, 5.000%, 02/01/39	3,890,000	4,106,051
Illinois State General Obligation, 5.500%, 07/01/38	2,795,000	3,026,845
Metropolitan Pier and Exposition Authority Revenue, McCormick Place Expansion Project, Series 2012 A, 5.000%, 06/15/42	4,805,000	5,084,987
Metropolitan Pier and Exposition Authority Revenue, McCormick Place Expansion Project, Series B, 5.000%, 06/15/52	4,950,000	5,191,263
Railsplitter Tobacco Settlement Authority Revenue, 6.000%, 06/01/28	4,150,000	4,952,486
Total Illinois		24,015,442
Louisiana - 4.3%
Louisiana Local Government Environmental Facilities and Community Development Authority Hospital Revenue, Series 2010 A, 5.875%, 10/01/40	5,085,000	5,907,956
Louisiana Public Facilities Authority, Ochsner Clinic Foundation Project, 5.000%, 05/15/47	4,235,000	4,650,496
Total Louisiana		10,558,452
Massachusetts - 3.9%
Massachusetts Development Finance Agency, Lahey Clinic Obligations, Series F, 5.000%, 08/15/45	5,735,000	6,549,198
Massachusetts Health and Educational Facilities Authority Revenue, Suffolk University, Series 2009 A, 5.750%, 07/01/39	2,585,000	2,916,966
Total Massachusetts		9,466,164
Michigan - 3.5%
Michigan Finance Authority, Trinity Health Corp., Series 2016, 5.000%, 12/01/45	2,000,000	2,328,820
Michigan State Building Authority Revenue, Facilities Program, Series I, 5.000%, 10/15/45	3,000,000	3,445,740
Michigan State Hospital Finance Authority Revenue, Henry Ford Health System, Series 2009, 5.750%, 11/15/39	2,495,000	2,831,451
Total Michigan		8,606,011

9

AMG GW&K Municipal Enhanced Yield Fund Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Nebraska - 2.2%
Central Plains Energy Project, Natural Gas Revenue, 5.000%, 09/01/42	$5,010,000	$5,434,748
New Hampshire - 1.8%
New Hampshire Health and Education Facilities Authority, Southern New Hampshire University, 5.000%, 01/01/42	4,000,000	4,385,560
New Jersey - 10.4%
New Jersey Economic Development Authority, School Facilities Construction, 5.000%, 03/01/25	1,525,000	1,661,274
New Jersey Economic Development Authority, Tobacco and Liquor Tax Revenue, 5.000%, 06/15/28	1,020,000	1,090,421
New Jersey Economic Development Authority, Tobacco and Liquor Tax Revenue, 5.000%, 06/15/29	1,000,000	1,063,920
New Jersey Economic Development Authority, UMM Energy Partners, Series 2012 A, 5.125%, 06/15/43	4,450,000	4,709,480
New Jersey Transportation Trust Fund Authority, Series A, 5.000%, 06/15/42	3,535,000	3,703,337
New Jersey Transportation Trust Fund Authority, Series AA, 5.250%, 06/15/41	1,250,000	1,361,112
New Jersey Turnpike Authority, Series E, 5.000%, 01/01/45	10,275,000	11,792,926
Total New Jersey		25,382,470
New York - 14.0%
Long Island Power Authority, Electric Light & Power Improvements, Series A, 5.000%, 09/01/44	2,570,000	2,943,138
Long Island Power Authority, Series B, 5.000%, 09/01/45	4,210,000	4,861,876
Metropolitan Transportation Authority, 5.000%, 11/15/40	4,700,000	5,452,517
New York City Transitional Finance Authority, Building Aid Revenue, Series S-1, 5.000%, 07/15/43	7,525,000	8,847,669
New York City Transitional Finance Authority, Future Tax Secured Revenue, 5.000%, 02/01/41	5,000,000	5,833,150
New York City Water & Sewer System, Water Revenue, 5.000%, 06/15/46	3,700,000	4,332,774
Port Authority of New York and New Jersey Special Project, JFK International Air Terminal LLC Project, Series 2010, 6.000%, 12/01/42	1,565,000	1,824,477
Total New York		34,095,601
Pennsylvania - 1.4%
Lycoming County Authority Health System Revenue, Susquehanna Health System Project, Series 2009 A, 5.750%, 07/01/39	3,080,000	3,427,054
Rhode Island - 2.4%
Tobacco Settlement Financing Corp., Series A, 5.000%, 06/01/35	2,000,000	2,203,540
Tobacco Settlement Financing Corp., Series A, 5.000%, 06/01/40	3,250,000	3,528,102
Total Rhode Island		5,731,642
Texas - 10.8%
Central Texas Regional Mobility Authority Senior Lien Revenue, Series 2011, 6.000%, 01/01/41	3,855,000	4,573,688
Central Texas Regional Mobility Authority Senior Lien Revenue, Series A, 5.000%, 01/01/43	1,500,000	1,704,285
Central Texas Turnpike System, Series C, 5.000%, 08/15/42	6,550,000	7,311,962
Grand Parkway Transportation Corp., 1st Tier Toll Revenue, Series A, 5.500%, 04/01/53	3,780,000	4,226,720
New Hope Cultural Education Facilities Corp., College Station Project, Series A, 5.000%, 07/01/47	4,600,000	4,948,450
Texas Municipal Gas Acquisition & Supply Corp., Gas Supply Revenue, Senior Lien Series 2008 D, 6.250%, 12/15/26	2,855,000	3,532,948
Total Texas		26,298,053
Virginia - 1.8%
Chesapeake City Expressway Toll Road Revenue, Series 2012 A, 5.000%, 07/15/47	4,000,000	4,354,120

10

AMG GW&K Municipal Enhanced Yield Fund Schedule of Portfolio Investments (continued)

	Principal Amount	Value
West Virginia - 2.4%
West Virginia Hospital Finance Authority, West Virginia United Health Systems Obligation Group, Series A, 5.500%, 06/01/44	$5,000,000	$5,795,900
Wisconsin - 2.3%
Wisconsin Health & Educational Facilities Authority, ProHealth Care Obligation Group, 5.000%, 08/15/39	5,070,000	5,682,101
Total Municipal Bonds (cost $221,376,573)		231,452,185

	Shares
Short-Term Investments - 5.9%
Dreyfus Government Cash Management Fund, 0.30%[6,8] (cost $14,462,247)	14,462,247	14,462,247
Total Investments - 100.7% (cost $235,838,820)		245,914,432
Other Assets, less Liabilities - (0.7)%		(1,722,834)
Net Assets - 100.0%		$244,191,598

11

AMG GW&K Small Cap Core Fund Schedule of Portfolio Investments (unaudited) March 31, 2016

	Shares	Value
Common Stocks - 96.2%
Consumer Discretionary - 14.5%
CalAtlantic Group, Inc.	149,222	$4,986,999
Five Below, Inc.*,1	137,160	5,670,194
Grand Canyon Education, Inc.*	204,230	8,728,790
Hibbett Sports, Inc.*,1	103,025	3,698,597
Lithia Motors, Inc., Class A	64,625	5,643,701
Monro Muffler Brake, Inc.	47,530	3,396,969
Oxford Industries, Inc.	65,834	4,426,020
Pier 1 Imports, Inc.	183,025	1,283,005
Texas Roadhouse, Inc.	188,985	8,235,966
Tumi Holdings, Inc.*	179,631	4,817,703
Tupperware Brands Corp.	69,037	4,002,765
Total Consumer Discretionary		54,890,709
Consumer Staples - 1.2%
WD-40 Co.	43,705	4,720,577
Energy - 2.7%
Dril-Quip, Inc.*	56,186	3,402,624
Forum Energy Technologies, Inc.*	194,499	2,567,387
Matador Resources Co.*	232,948	4,416,694
Total Energy		10,386,705
Financials - 21.6%
American Campus Communities, Inc.	106,840	5,031,096
AMERISAFE, Inc.	86,276	4,532,941
Cathay General Bancorp	162,395	4,600,650
Cohen & Steers, Inc.	131,955	5,135,689
Education Realty Trust, Inc.	154,272	6,417,715
Glacier Bancorp, Inc.	219,815	5,587,697
Iberiabank Corp.	63,467	3,253,953
MarketAxess Holdings, Inc.	77,995	9,736,116
National Health Investors, Inc.	73,259	4,873,189
Pebblebrook Hotel Trust	118,243	3,437,324
PRA Group, Inc.*	72,629	2,134,566
ProAssurance Corp.	99,310	5,025,086
STAG Industrial, Inc.	227,030	4,622,331
Stifel Financial Corp.*	127,630	3,777,848
Sun Communities, Inc.	73,672	5,275,652
Texas Capital Bancshares, Inc.*	98,515	3,781,006

	Shares	Value
Webster Financial Corp.	131,185	$4,709,542
Total Financials		81,932,401
Health Care - 15.1%
Air Methods Corp.*	56,600	2,050,052
Analogic Corp.	49,337	3,898,116
Cantel Medical Corp.	73,177	5,221,911
Catalent, Inc.*	184,984	4,933,523
Diplomat Pharmacy, Inc.*	143,779	3,939,545
Globus Medical, Inc., Class A*	217,001	5,153,774
ICU Medical, Inc.*	65,610	6,830,001
Impax Laboratories, Inc.*	103,845	3,325,117
Medidata Solutions, Inc.*	108,850	4,213,583
Team Health Holdings, Inc.*,1	102,081	4,268,007
West Pharmaceutical Services, Inc.	142,290	9,863,543
Wright Medical Group, Inc*,1	206,590	3,429,394
Total Health Care		57,126,566
Industrials - 18.4%
CEB, Inc.	90,392	5,851,074
CLARCOR, Inc.	95,229	5,503,284
Healthcare Services Group, Inc.	155,175	5,711,992
Heartland Express, Inc.[1]	270,590	5,019,444
HEICO Corp.	78,431	4,716,056
HEICO Corp., Class A	58,604	2,789,550
Mobile Mini, Inc.	114,735	3,788,550
Primoris Services Corp.	209,602	5,093,329
Proto Labs, Inc.*,1	70,693	5,449,723
RBC Bearings, Inc.*	58,277	4,269,373
Ritchie Bros. Auctioneers, Inc.	201,836	5,465,719
The Toro Co.	76,420	6,581,290
Universal Forest Products, Inc.	69,442	5,959,512
US Ecology, Inc.	77,565	3,425,270
Total Industrials		69,624,166
Information Technology - 15.8%
Blackbaud, Inc.	88,192	5,546,395
Callidus Software, Inc.*	110,995	1,851,397
Cardtronics, Inc.*	102,070	3,673,499
Cavium, Inc.*	90,105	5,510,822
Cognex Corp.	139,545	5,435,278

12

AMG GW&K Small Cap Core Fund Schedule of Portfolio Investments (continued)

	Shares	Value
Information Technology - 15.8% (continued)
EPAM Systems, Inc.*	70,239	$5,244,746
FEI Co.	88,765	7,900,973
LogMeln, Inc.*	113,773	5,740,986
M/A-COM Technology Solutions Holdings, Inc.*	70,415	3,083,473
Power Integrations, Inc.	100,333	4,982,537
Rofin-Sinar Technologies, Inc.*	58,507	1,885,096
SciQuest, Inc.*	153,600	2,131,968
Tyler Technologies, Inc.*	54,332	6,987,639
Total Information Technology		59,974,809
Materials - 4.0%
Balchem Corp.	66,437	4,120,423
Compass Minerals International, Inc.[1]	44,254	3,135,838
Flotek Industries, Inc.*	192,087	1,407,998
KapStone Paper and Packaging Corp.	175,440	2,429,844
Silgan Holdings, Inc.	74,783	3,976,212
Total Materials		15,070,315
Utilities - 2.9%
Cleco Corp.	58,250	3,215,982
NorthWestern Corp.	127,602	7,879,424
Total Utilities		11,095,406
Total Common Stocks (cost $329,398,839)		364,821,654

	Principal Amount
Short-Term Investments - 6.7%
Repurchase Agreements - 3.0%[5]
Bank of Montreal, dated 03/31/16, due 04/01/16, 0.300%, total to be received $560,593 (collateralized by various U.S Government Agency Obligations, 0.000% - 3.875%, 05/26/16 - 09/09/49, totaling $571,800)	$560,588	560,588

	Principal Amount	Value
Cantor Fitzgerald Securities, Inc., dated 03/31/16, due 04/01/16, 0.0350%, total to be received $2,663,233 (collateralized by various U.S. Government Agency Obligations, 0.000% - 10.500%, 04/25/16 - 02/20/66, totaling $2,716,471)	$2,663,207	$2,663,207
Citigroup Global Markets, Inc., 03/31/16, due 04/01/16, 0.330%, total to be received $2,663,231 (collateralized by various U.S. Government Agency Obligations, 0.000% -11.500%, 04/01/16 - 02/20/66, totaling $2,716,471)	2,663,207	2,663,207
Daiwa Capital Markets America, dated 03/31/16, due 04/01/16, 0.360%, total to be received $2,663,234 (collateralized by various U.S. Government Agency Obligations, 0.000% - 9.000%, 05/31/16 - 09/09/49, totaling $2,716,471)	2,663,207	2,663,207
Nomura Securities International, Inc., dated 03/31/16, due 04/01/16, 0.330%, total to be received $2,663,231 (collateralized by various U.S. Government Agency Obligations, 0.000% - 9.500%, 01/01/17 - 03/20/66, totaling $2,716,471)	2,663,207	2,663,207
Total Repurchase Agreements		11,213,416

	Shares
Other Investment Companies - 3.7%[6]
Dreyfus Institutional Cash Advantage Fund, Institutional Class Shares, 0.38%	14,161,516	14,161,516
Total Short-Term Investments (cost $25,374,932)		25,374,932
Total Investments - 102.9% (cost $354,773,771)		390,196,586
Other Assets, less Liabilities - (2.9)%		(11,036,039)
Net Assets - 100.0%		$379,160,547

13

AMG GW&K Small Cap Growth Fund Schedule of Portfolio Investments (unaudited) March 31, 2016

	Shares	Value
Common Stocks - 98.9%
Consumer Discretionary - 17.9%
BJ’s Restaurants, Inc.*	470	$19,538
Build-A-Bear Workshop, Inc.*	1,155	15,003
Burlington Stores, Inc.*	480	26,995
Chuy’s Holdings, Inc.*	635	19,729
Five Below, Inc.*	740	30,592
Fox Factory Holding Corp.*	800	12,648
Grand Canyon Education, Inc.*	910	38,893
Hibbett Sports, Inc.*,1	370	13,283
Oxford Industries, Inc.	295	19,833
Pool Corp.	330	28,954
Tumi Holdings, Inc.*	670	17,969
Vitamin Shoppe, Inc.*	200	6,192
Total Consumer Discretionary		249,629
Consumer Staples - 2.5%
PriceSmart, Inc.	235	19,876
Smart & Final Stores, Inc.*	910	14,742
Total Consumer Staples		34,618
Energy - 1.0%
Matador Resources Co.*	770	14,599
Financials - 9.7%
Encore Capital Group, Inc.*	560	14,414
Greenhill & Co., Inc.	255	5,661
Heritage Insurance Holdings, Inc.	670	10,700
MarketAxess Holdings, Inc.	245	30,583
PrivateBancorp, Inc.	510	19,686
STAG Industrial, Inc.	945	19,240
Stifel Financial Corp.*	290	8,584
Sun Communities, Inc.	220	15,754
Texas Capital Bancshares, Inc.*	260	9,979
Total Financials		134,601
Health Care - 23.8%
ABIOMED, Inc.*	150	14,222
Acadia Healthcare Co., Inc.*	355	19,564
Align Technology, Inc.*	345	25,078
Amicus Therapeutics, Inc.*,1	2,210	18,674
Bruker Corp.	490	13,720
Catalent, Inc.*	815	21,736
DBV Technologies, S.A., Sponsored ADR*	580	18,879
Dynavax Technologies Corp.*	760	14,622

	Shares	Value
Emergent BioSolutions, Inc.*	510	$18,538
Endologix, Inc.*	950	7,942
Globus Medical, Inc., Class A*	880	20,900
ICU Medical, Inc.*	165	17,176
Impax Laboratories, Inc.*	530	16,971
Inotek Pharmaceuticals Corp.*,1	1,770	13,098
Medidata Solutions, Inc.*	535	20,710
Neurocrine Biosciences, Inc.*	365	14,436
Retrophin, Inc.*	450	6,147
Team Health Holdings, Inc.*	380	15,888
West Pharmaceutical Services, Inc.	265	18,370
Wright Medical Group N.V.*	945	15,687
Total Health Care		332,358
Industrials - 14.9%
CEB, Inc.	300	19,419
Exponent, Inc.	320	16,323
Graco, Inc.	250	20,990
HEICO Corp.	390	23,451
Knight Transportation, Inc.	475	12,421
Mobile Mini, Inc.[1]	495	16,345
Proto Labs, Inc.*,1	285	21,971
Ritchie Bros. Auctioneers, Inc.	980	26,538
Thermon Group Holdings, Inc.*	435	7,639
WageWorks, Inc.*	530	26,823
Woodward, Inc.	310	16,126
Total Industrials		208,046
Information Technology - 26.2%
Blackbaud, Inc.	340	21,383
Bottomline Technologies, Inc.*	500	15,245
Cabot Microelectronics Corp.	260	10,637
Callidus Software, Inc.*	1,015	16,930
Cardtronics, Inc.*	375	13,496
Cavium, Inc.*	290	17,736
Cognex Corp.	450	17,528
comScore, Inc.*	490	14,720
EPAM Systems, Inc.*	370	27,628
FEI Co.	255	22,698
Forrester Research, Inc.	590	19,830
Infoblox, Inc.*	750	12,825
Interactive Intelligence Group, Inc.*	390	14,204
IntraLinks Holdings, Inc.*	820	6,462

14

AMG GW&K Small Cap Growth Fund Schedule of Portfolio Investments (continued)

	Shares	Value
Information Technology - 26.2% (continued)
LogMeln, Inc.*	395	$19,932
M/A-COM Technology Solutions Holdings, Inc.*	435	19,049
Power Integrations, Inc.	550	27,313
Super Micro Computer, Inc.*	450	15,336
Tyler Technologies, Inc.*	155	19,935
VeriFone Systems, Inc.*	650	18,356
Zebra Technologies Corp., Class A*	200	13,800
Total Information Technology		365,043
Materials - 2.9%
Balchem Corp.	420	26,048
Flotek Industries, Inc.*	785	5,754
KapStone Paper and Packaging Corp.	670	9,280
Total Materials		41,082
Total Common Stocks (cost $1,381,190)		1,379,976

	Principal Amount	Value
Short-Term Investments - 13.5%
Repurchase Agreements - 4.0%[5]
Merrill Lynch, Pierce, Fenner & Smith Inc, dated 03/31/16, due 04/01/16, 0.280%, total to be received $55,505 (collateralized by various U.S. Government Agency Obligations, 3.125% - 3.625%, 11/15/41 - 02/15/44, totaling $56,615)	$55,505	$55,505

	Shares
Other Investment Companies - 9.5%[6]
Dreyfus Institutional Cash Advantage Fund, Institutional Class Shares, 0.38%	132,276	132,276
Total Short-Term Investments (cost $187,781)		187,781
Total Investments - 112.4% (cost $1,568,971)		1,567,757
Other Assets, less Liabilities - (12.4)%		(172,906)
Net Assets - 100.0%		$1,394,851

15

Notes to Schedules of Portfolio Investments (unaudited)

The following footnotes should be read in conjunction with each of the Schedules of Portfolio Investments previously presented in this report.

At March 31, 2016, the approximate cost of investments and the aggregate gross unrealized appreciation and depreciation based on federal income tax cost were:

Fund	Cost	Appreciation	Depreciation	Net
AMG GW&K Enhanced Core Bond Fund	$93,289,190	$2,564,280	$(160,892)	$2,403,388
AMG GW&K Municipal Bond Fund	910,891,207	18,932,704	(1,014,409)	17,918,295
AMG GW&K Municipal Enhanced Yield Fund	236,064,019	9,866,005	(15,592)	9,850,413
AMG GW&K Small Cap Core Fund	354,824,822	65,053,984	(29,682,220)	35,371,764
AMG GW&K Small Cap Growth Fund	1,594,565	58,628	(85,436)	(26,808)

*	Non-income producing security.
(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified buyers. At March 31, 2016, the value of these securities amounted to the following:

Fund	Market Value	% of Net Assets
AMG GW&K Enhanced Core Bond Fund	$521,250	0.4%

[1]	Some or all of these securities were out on loan to various brokers as of March 31, 2016, amounting to the following:

Fund	Market Value	% of Net Assets
AMG GW&K Enhanced Core Bond Fund	$1,731,316	1.4%
AMG GW&K Small Cap Core Fund	10,971,299	2.9%
AMG GW&K Small Cap Growth Fund	54,865	3.9%

[2]	Variable Rate Security. The rate listed is as of March 31, 2016, and is periodically reset subject to terms and conditions set forth in the debenture.
[3]	Perpetuity Bond. The date shown is the final call date.
[4]	Securities in the portfolio backed by insurance of financial institutions and financial guaranty assurance agencies. At March 31, 2016, the value of these securities amounted to the following:

Fund	Market Value	% of Net Assets
AMG GW&K Enhanced Core Bond Fund	$933,471	0.7%
AMG GW&K Municipal Bond Fund	7,410,478	0.8%

[5]	Collateral received from brokers for securities lending was invested in these joint repurchase agreements.
[6]	Yield shown represents the March 31, 2016, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.
[7]	All or part of the security is a delayed delivery transaction. The market value of delayed delivery securities at March 31, 2016, amounted to the following:

Fund	Market Value	% of Net Assets
AMG GW&K Municipal Bond Fund	$28,734,212	3.2%
AMG GW&K Municipal Enhanced Yield Fund	5,238,186	2.1%

[8]	Some of these securities are segregated as collateral for delayed delivery transactions. At March 31, 2016, the value of these securities amounted to the following:

Fund	Market Value	% of Net Assets
AMG GW&K Municipal Bond Fund	$28,734,212	3.2%
AMG GW&K Municipal Enhanced Yield Fund	5,238,186	2.1%

16

Notes to Schedules of Portfolio Investments (continued)

VALUATION OF INVESTMENTS

Equity securities traded on a national securities exchange or reported on the NASDAQ national market system (“NMS”) are valued at the last quoted sales price on the primary exchange or, if applicable, the NASDAQ official closing price or the official closing price of the relevant exchange or, lacking any sales, at the last quoted bid price or the mean between the last quoted bid and ask prices (the” exchange mean price”). Equity securities traded in the over-the-counter market (other than NMS securities) are valued at the exchange mean price. Foreign equity securities (securities principally traded in markets other than U.S. markets) are valued at the official closing price on the primary exchange or, for markets that either do not offer an official closing price or where the official closing price may not be representative of the overall market, the last quoted sale price.

Fixed income securities purchased with a remaining maturity exceeding 60 days are valued at the evaluated bid price or the mean price provided by an authorized pricing service or, if an evaluated price is not available, by reference to other securities which are considered comparable in credit rating, interest rate, due date and other features (generally referred to as “matrix pricing”) or other similar pricing methodologies. Investments in certain mortgage-backed and stripped mortgage-backed securities, preferred stocks, convertible securities, derivatives and other debt securities not traded on an organized securities market are valued on the basis of valuations provided by dealers or by a pricing service which uses information with respect to transactions in such securities and various relationships between such securities and yield to maturity in determining value.

Fixed income securities purchased with a remaining maturity of 60 days or less are valued at amortized cost, provided that the amortized cost value is approximately the same as the fair value of the security valued without the use of amortized cost. Investments in other open-end regulated investment companies are valued at their end of day net asset value per share.

The Funds’ portfolio investments are generally valued based on independent market quotations or prices or, if none, “evaluative“ or other market based valuations provided by third-party pricing services approved by the Board of Trustees of the Trust (the “Board”). Under certain circumstances, the value of certain Fund portfolio investments (including derivatives) may be based on an evaluation of fair value, pursuant to procedures established by and under the general supervision of the Board. The Valuation Committee, which is comprised of the Independent Trustees of the Board, and the Pricing Committee, which is comprised of representatives from AMG Funds LLC (the “Investment Manager”) are the committees appointed by the Board to make fair value determinations. Each Fund may use the fair value of a portfolio investment to calculate its net asset value (“NAV”) in the event that the market quotation, price or market based valuation for the portfolio investment is not readily available or otherwise not determinable pursuant to the Board’s valuation procedures, if the Investment Manager or the Pricing Committee believes the quotation, price or market based valuation to be unreliable, or in certain other circumstances. When determining the fair value of an investment, the Pricing Committee and, if required under the Trust’s securities valuation procedures, the Valuation Committee, seeks to determine the price that the Fund might reasonably expect to receive from current sale of that portfolio investment in an arms-length transaction. Fair value determinations shall be based upon consideration of all available facts and information, including, but not limited to (i) attributes specific to the investment; (ii) fundamental and analytical data relating to the investment; and (iii) the value of other comparable securities or relevant financial instruments, including derivative securities, traded on other markets or among dealers.

The values assigned to fair value portfolio investments are based on available information and do not necessarily represent amounts that might ultimately be realized in the future, since such amounts depend on future developments inherent in long-term investments. Because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. The Board will be presented with a quarterly report showing as of the most recent quarter end, all outstanding securities fair valued by the Fund, including a comparison with the prior quarter end and the percentage of the Fund that the security represents at each quarter end.

With respect to foreign equity securities and certain foreign fixed income securities, the Board has adopted a policy that securities held in a Fund that can be fair valued by the applicable fair value pricing service are fair valued on each business day provided that each individual price exceeds a pre-established confidence level.

FAIR VALUE MEASUREMENTS

Generally Accepted Accounting Principles (“U.S.GAAP”) defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.U.S.GAAP also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g.,equity securities, open- end investment companies)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield

17

Notes to Schedules of Portfolio Investments (continued)

curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker- quoted securities, fair valued securities with observable inputs)

Level 3 – inputs are significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. Transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period.

The following tables summarize the inputs used to value the Funds’ investments by the fair value hierarchy levels as of March 31, 2016:

	Quoted Prices in Active Markets	Significant Other	Significant
	for Identical Investments	Observable Inputs	Unobservable Inputs
	Level 1	Level 2	Level 3	Total
AMG GW&K Enhanced Core Bond Fund
Investments in Securities
Corporate Bonds and Notes†	—	$48,206,858	—	$48,206,858
Municipal Bonds††	—	6,473,826	—	6,473,826
U.S. Government and Agency Obligations†	—	35,412,130	—	35,412,130
Short-Term Investments
Repurchase Agreements	—	1,766,749	—	1,766,749
Other Investment Companies	$3,833,015	—	—	3,833,015

Total Investments in Securities	$3,833,015	$91,859,563	—	$95,692,578

	Quoted Prices in Active Markets	Significant Other	Significant
	for Identical Investments	Observable Inputs	Unobservable Inputs
	Level 1	Level 2	Level 3	Total
AMG GW&K Municipal Bond Fund
Investments in Securities
Municipal Bonds††	—	$843,088,019	—	$843,088,019
Short-Term Investments	$85,721,483	—	—	85,721,483

Total Investments in Securities	$85,721,483	$843,088,019	—	$928,809,502

	Quoted Prices in Active Markets	Significant Other	Significant
	for Identical Investments	Observable Inputs	Unobservable Inputs
	Level 1	Level 2	Level 3	Total
AMG GW&K Municipal Enhanced Yield Fund
Investments in Securities
Municipal Bonds††	—	$231,452,185	—	$231,452,185
Short-Term Investments	$14,462,247	—	—	14,462,247

Total Investments in Securities	$14,462,247	$231,452,185	—	$245,914,432

18

Notes to Schedules of Portfolio Investments (continued)

	Quoted Prices in Active Markets	Significant Other	Significant
	for Identical Investments	Observable Inputs	Unobservable Inputs
	Level 1	Level 2	Level 3	Total
AMG GW&K Small Cap Core Fund
Investments in Securities
Common Stocks†††	$364,821,654	—	—	$364,821,654
Short-Term Investments
Other Investment Companies	14,161,516	—	—	14,161,516
Repurchase Agreements	—	$11,213,416	—	11,213,416

Total Investments in Securities	$378,983,170	$11,213,416	—	$390,196,586

	Quoted Prices in Active Markets	Significant Other	Significant
	for Identical Investments	Observable Inputs	Unobservable Inputs
	Level 1	Level 2	Level 3	Total
AMG GW&K Small Cap Growth Fund
Investments in Securities
Common Stocks†††	$1,379,976	—	—	$1,379,976
Short-Term Investments
Repurchase Agreements	—	$55,505	—	55,505
Other Investment Companies	132,276	—	—	132,276

Total Investments in Securities	$1,512,252	$55,505	—	$1,567,757

†	All corporate bonds and notes and U.S. government and agency obligations held in the Funds are level 2 securities. For a detailed breakout of the corporate bonds and notes and U.S. government and agency obligations by major industry or agency classification, please refer to the respective Schedule of Portfolio Investments.
††	All municipal bonds held in the Funds are Level 2 securities. For a detailed breakout of the bonds by major classification, please refer to the respective Schedule of Portfolio Investments.
†††	All common stocks held in the Funds are Level 1 securities. For a detailed breakout of the common stocks by major industry classification, please refer to the respective Schedule of Portfolio Investments.

As of March 31, 2016, the Funds had no transfers between levels from the beginning of the reporting period.

INVESTMENTS DEFINITIONS AND ABBREVIATIONS:

ADR:ADR after the name of a holding stands for American Depositary Receipt, representing ownership of foreign securities on deposit with a domestic custodian bank. The value of an ADR security is determined or significantly influenced by trading on exchanges not located in the United States or Canada. Sponsored ADRs are initiated by the underlying foreign company.

COPS:	Certificates of Participation
FHLMC:	Federal Home Loan Mortgage Corporation
FNMA:	Federal National Mortgage Association
GMTN:	Global Medium-Term Notes
MTN:	Medium-Term Notes
National Insured:	National Public Finance Guarantee Corp.

19

AMG Chicago Equity Partners Balanced Fund Schedule of Portfolio Investments (unaudited) March 31, 2016

	Shares	Value
Common Stocks - 51.1%
Consumer Discretionary - 5.1%
Abercrombie & Fitch Co., Class A	590	$18,609
Amazon.com, Inc.*	930	552,085
American Axle & Manufacturing Holdings, Inc.*	950	14,620
American Eagle Outfitters, Inc.	3,160	52,677
Asbury Automotive Group, Inc.*	120	7,181
Bassett Furniture Industries, Inc.	640	20,390
Belmond, Ltd., Class A*	800	7,592
Big Lots, Inc.	6,190	280,345
Bob Evans Farms Inc	110	5,136
Boyd Gaming Corp.*	1,435	29,647
Brunswick Corp.	120	5,758
Caleres, Inc.	280	7,921
The Children’s Place, Inc.	210	17,529
Columbia Sportswear Co.	280	16,825
Comcast Corp., Class A	5,420	331,054
Cooper Tire & Rubber Co.	1,330	49,237
Cooper-Standard Holding, Inc.*	190	13,650
Core-Mark Holding Co., Inc.	100	8,156
Cracker Barrel Old Country Store, Inc.[1]	160	24,427
Crown Media Holdings, Inc., Class A*	5,530	28,092
Culp, Inc.	220	5,768
Darden Restaurants, Inc.	7,310	484,653
Dave & Buster’s Entertainment, Inc.*	590	22,880
Destination XL Group, Inc.*	1,190	6,152
Eldorado Resorts, Inc.*	320	3,661
Express, Inc.*	3,775	80,823
Foot Locker, Inc.	1,010	65,145
Francesca’s Holdings Corp.*	1,120	21,459
Genuine Parts Co.	3,280	325,901
Guess?, Inc.	650	12,200
Hasbro, Inc.	1,980	158,598
The Home Depot, Inc.	3,460	461,668
Hooker Furniture Corp.	950	31,208
Hyatt Hotels Corp., Class A*,1	2,960	146,490
The Interpublic Group of Cos., Inc.	13,580	311,661
Jarden Corp.*	1,320	77,814
Johnson Outdoors, Inc., Class A	420	9,332
Lowe’s Cos., Inc.	1,210	91,658
The Madison Square Garden Co., Class A*	1,007	167,525
McDonald’s Corp.	2,860	359,445
Movado Group, Inc.	90	2,478
MSG Networks, Inc., Class A*	340	5,879
NIKE, Inc., Class B	5,710	350,994
Nordstrom, Inc.[1]	10,730	613,863

	Shares	Value
Omnicom Group, Inc.	3,840	$319,603
O’Reilly Automotive, Inc.*	1,550	424,173
Oxford Industries, Inc.	210	14,118
PetMed Express, Inc.	425	7,612
Pool Corp.	700	61,418
Reading International, Inc., Class A*,1	750	8,985
Ruth’s Hospitality Group, Inc.	2,065	38,017
Scholastic Corp.	570	21,301
ServiceMaster Global Holdings, Inc.*	5,160	194,429
Sinclair Broadcast Group, Inc., Class A	260	7,995
Smith & Wesson Holding Corp.*	710	18,900
Sonic Automotive, Inc., Class A	1,540	28,459
Staples, Inc.	2,605	28,733
Starbucks Corp.	5,920	353,424
Sturm Ruger & Co., Inc.	70	4,787
Target Corp.	10,575	870,111
Tempur Sealy International, Inc.*	360	21,884
Tenneco, Inc.*	920	47,389
Texas Roadhouse, Inc.	140	6,101
TRI Pointe Homes, Inc.*	980	11,544
Tupperware Brands Corp.	8,230	477,175
Vail Resorts, Inc.	220	29,414
Visteon Corp.	1,850	147,242
The Walt Disney Co.	6,045	600,329
World Wrestling Entertainment, Inc., Class A1	1,620	28,609
ZAGG, Inc.*	700	6,307
Total Consumer Discretionary		9,086,245
Consumer Staples - 4.6%
Altria Group, Inc.	2,905	182,027
B&G Foods, Inc.	290	10,095
Brown-Forman Corp., Class B	740	72,868
Bunge, Ltd.	5,870	332,653
Cal-Maine Foods, Inc.[1]	100	5,191
Casey’s General Stores, Inc.	255	28,897
Central Garden and Pet Co., Class A*	610	9,937
The Clorox Co.	1,300	163,878
The Coca-Cola Co.	1,460	67,729
Coca-Cola Enterprises, Inc.	4,450	225,793
ConAgra Foods, Inc.	10,320	460,478
Coty, Inc., Class A1	3,190	88,778
Dean Foods Co.[1]	3,020	52,306
Dr. Pepper Snapple Group, Inc.	3,260	291,509
Flowers Foods, Inc.	3,930	72,548
Fresh Del Monte Produce, Inc.	1,700	71,519
General Mills, Inc.	4,800	304,080
Hormel Foods Corp.	3,240	140,098

AMG Chicago Equity Partners Balanced Fund Schedule of Portfolio Investments (continued)

	Shares	Value
Consumer Staples - 4.6% (continued)
Ingredion, Inc.	850	$90,772
John B Sanfilippo & Son, Inc.	190	13,127
Kimberly-Clark Corp.	1,370	184,279
The Kroger Co.	9,070	346,928
Molson Coors Brewing Co., Class B	1,760	169,277
Mondelez International, Inc., Class A	9,540	382,745
National Beverage Corp.*	435	18,409
Natural Health Trends Corp.	630	20,884
Omega Protein Corp.*	480	8,131
PepsiCo, Inc.	8,190	839,311
Philip Morris International, Inc.	2,720	266,859
Pilgrim’s Pride Corp.*,1	2,105	53,467
Post Holdings, Inc.*	95	6,533
The Procter & Gamble Co.	19,130	1,574,590
Reynolds American, Inc.	4,030	202,749
Seneca Foods Corp., Class A*	610	21,191
SpartanNash Co.	540	16,367
Sysco Corp.	6,420	300,007
Tyson Foods, Inc., Class A	1,360	90,658
Universal Corp.[1]	390	22,156
Village Super Market, Inc., Class A	300	7,248
Walgreens Boots Alliance, Inc.	5,490	462,478
Wal-Mart Stores, Inc.	6,360	435,596
Weis Markets, Inc.	200	9,012
Total Consumer Staples		8,123,158
Energy - 3.9%
Alon USA Energy, Inc.	2,520	26,006
Cabot Oil & Gas Corp.	14,310	324,980
Cameron International Corp.*	6,100	409,005
Carrizo Oil & Gas, Inc.*	270	8,348
Chevron Corp.	12,745	1,215,873
ConocoPhillips	12,380	498,543
DHT Holdings, Inc.	4,170	24,019
EOG Resources, Inc.	1,770	128,467
Exxon Mobil Corp.	19,995	1,671,382
Matador Resources Co.*	115	2,180
Matrix Service Co.*	1,460	25,842
McDermott International, Inc.*	7,960	32,556
Murphy Oil Corp.[1]	18,210	458,710
National Oilwell Varco, Inc.	2,500	77,750
Navios Maritime Acquisition Corp.	9,825	15,622
Noble Corp. PLC[1]	19,920	206,172
Nordic American Tankers, Ltd.[1]	740	10,427
Oasis Petroleum, Inc.*,1	2,740	19,947
Oceaneering International, Inc.	1,670	55,511

	Shares	Value
Parsley Energy, Inc., Class A*	210	$4,746
PDC Energy, Inc.*	825	49,046
QEP Resources, Inc.	18,250	257,508
Renewable Energy Group, Inc.*	1,440	13,594
RPC, Inc.[1]	4,560	64,661
Schlumberger, Ltd.	9,400	693,250
Ship Finance International, Ltd.[1]	530	7,362
Spectra Energy Corp.	4,250	130,050
Teekay Tankers, Ltd., Class A	3,660	13,432
Valero Energy Corp.	6,290	403,441
Western Refining, Inc.	320	9,309
Total Energy		6,857,739
Financials - 11.0%
Access National Corp.	420	8,329
Allied World Assurance Co. Holdings AG	13,040	455,618
The Allstate Corp.	7,620	513,359
American Capital Agency Corp.	8,250	153,697
American International Group, Inc.	8,140	439,967
Annaly Capital Management, Inc.	8,650	88,749
Apollo Residential Mortgage, Inc.	370	4,965
ARMOUR Residential REIT, Inc.[1]	3,720	80,092
Ashford Hospitality Trust, Inc.	6,630	42,299
Aspen Insurance Holdings, Ltd.	7,620	363,474
Associated Banc-Corp.	35,730	640,996
Axis Capital Holdings, Ltd.	5,460	302,812
Banc of California, Inc.	420	7,350
Banco Latinoamericano de Comercio Exterior, S.A.	2,320	56,190
Bank of America Corp.	64,350	870,012
BBCN Bancorp, Inc.	3,000	45,570
Berkshire Hathaway, Inc., Class B*	4,020	570,358
BofI Holding, Inc.*,1	1,040	22,194
Boston Properties, Inc.	5,060	643,025
Capital Bank Financial Corp., Class A	1,700	52,445
Capitol Federal Financial, Inc.	1,720	22,807
Cash America International, Inc.	990	38,254
Cathay General Bancorp	1,590	45,045
CenterState Banks, Inc.	3,650	54,348
Charter Financial Corp	310	4,185
Chemical Financial Corp.[1]	390	13,919
CME Group, Inc.	1,205	115,740
Columbia Property Trust, Inc.	11,120	244,529
Comerica, Inc.	7,970	301,824
Commerce Bancshares, Inc.	6,268	281,747
CommunityOne Bancorp*	460	6,109
Corporate Office Properties Trust	7,530	197,587

AMG Chicago Equity Partners Balanced Fund Schedule of Portfolio Investments (continued)

	Shares	Value
Financials - 11.0% (continued)
Crown Castle International Corp.	1,180	$102,070
CubeSmart	3,035	101,066
CYS Investments, Inc.	1,200	9,768
DCT Industrial Trust, Inc.	1,050	41,444
DiamondRock Hospitality Co.	1,540	15,585
Digital Realty Trust, Inc.	990	87,605
Eaton Vance Corp.	11,220	376,094
Employers Holdings, Inc.	680	19,135
Enterprise Financial Services Corp.	570	15,413
EPR Properties	425	28,314
Equity Lifestyle Properties, Inc.	1,870	136,005
Equity One, Inc.	1,370	39,264
Everest Re Group, Ltd.	915	180,648
Extra Space Storage, Inc.	1,900	177,574
FactSet Research Systems, Inc.	280	42,428
Federal Agricultural Mortgage Corp., Class C	120	4,528
Fifth Third Bancorp	9,730	162,394
First American Financial Corp.	2,505	95,466
First Defiance Financial Corp.	275	10,563
First Financial Bancorp	1,520	27,634
First Horizon National Corp.	25,480	333,788
First Industrial Realty Trust, Inc.	390	8,869
First NBC Bank Holding Co.*	280	5,765
First Niagara Financial Group, Inc.	12,820	124,098
Fox Chase Bancorp, Inc.	230	4,444
Franklin Financial Network, Inc.*	440	11,880
Franklin Resources, Inc.	6,790	265,150
Fulton Financial Corp.[1]	3,440	46,027
GAMCO Investors, Inc., Class A	290	10,747
The Goldman Sachs Group, Inc.	710	111,456
Great Southern Bancorp, Inc.	575	21,350
Great Western Bancorp, Inc.	3,070	83,719
Hallmark Financial Services, Inc.*	440	5,060
Hersha Hospitality Trust	642	13,700
HFF, Inc., Class A	1,560	42,947
Highwoods Properties, Inc.	1,725	82,472
Hilltop Holdings, Inc.*	780	14,726
Independent Bank Corp.	130	1,892
Infinity Property & Casualty Corp.	200	16,100
Interactive Brokers Group, Inc., Class A1	2,800	110,096
INTL. FCStone, Inc.*	1,520	40,630
Iron Mountain, Inc.	3,700	125,467
iStar, Inc.*	2,630	25,406
Jones Lang LaSalle, Inc.	480	56,314
JPMorgan Chase & Co.	7,538	446,400

	Shares	Value
Kearny Financial Corp	5,630	$69,530
KeyCorp	19,190	211,858
Lazard, Ltd., Class A	7,040	273,152
LendingTree, Inc.*	355	34,712
Lexington Realty Trust[1]	3,230	27,778
LTC Properties, Inc.	300	13,572
M&T Bank Corp.	1,300	144,300
Mack-Cali Realty Corp.	3,300	77,550
MarketAxess Holdings, Inc.	170	21,221
McGraw Hill Financial, Inc.	1,150	113,827
Mercantile Bank Corp.	260	5,829
MFA Financial, Inc.	13,130	89,940
Morgan Stanley	13,550	338,886
MSCI, Inc.	910	67,413
Nasdaq, Inc.	6,650	441,427
National Bankshares, Inc.[1]	140	4,805
Nelnet, Inc., Class A	970	38,189
New Residential Investment Corp.	2,140	24,888
Northern Trust Corp.	10,290	670,599
Old Second Bancorp, Inc.*	850	6,094
One Liberty Properties, Inc.	295	6,611
Oritani Financial Corp.	2,420	41,067
Pacific Continental Corp.	670	10,807
PennyMac Financial Services, Inc., Class A*	920	10,819
Piedmont Office Realty Trust, Inc., Class A1	24,940	506,531
Pinnacle Financial Partners, Inc.	85	4,170
Piper Jaffray Cos.*	270	13,381
Post Properties, Inc.	3,980	237,765
Preferred Bank	1,020	30,855
PrivateBancorp, Inc.	2,750	106,150
The Progressive Corp.	15,970	561,186
Prudential Financial, Inc.	4,020	290,324
PS Business Parks, Inc.	1,270	127,648
Public Storage	2,750	758,532
RLI Corp.	180	12,035
Ryman Hospitality Properties, Inc.	340	17,503
Selective Insurance Group, Inc.	470	17,207
Senior Housing Properties Trust	10,620	189,992
ServisFirst Bancshares, Inc.[1]	1,460	64,824
Sierra Bancorp	510	9,256
Signature Bank*	650	88,478
Simon Property Group, Inc.	730	151,614
Sovran Self Storage, Inc.	580	68,411
STORE Capital Corp.	660	17,081
Suffolk Bancorp	290	7,320
Sunstone Hotel Investors, Inc.	2,723	38,118

AMG Chicago Equity Partners Balanced Fund Schedule of Portfolio Investments (continued)

	Shares	Value
Financials - 11.0% (continued)
SunTrust Banks, Inc.	9,815	$354,125
Tanger Factory Outlet Centers, Inc.	3,720	135,371
Taubman Centers, Inc.	2,830	201,581
Torchmark Corp.	3,370	182,519
The Travelers Cos., Inc.	4,645	542,118
United Fire Group, Inc.	1,800	78,876
Universal Insurance Holdings, Inc.	3,575	63,635
US Bancorp	11,195	454,405
Walker & Dunlop, Inc.*	600	14,562
Washington Real Estate Investment Trust	430	12,560
Wells Fargo & Co.	15,020	726,367
Western Alliance Bancorp*	2,470	82,449
WP Glimcher, Inc.	16,820	159,622
Total Financials		19,440,541
Health Care - 7.5%
Abbott Laboratories	15,060	629,960
AbbVie, Inc.	6,365	363,569
ABIOMED, Inc.*	200	18,962
Acorda Therapeutics, Inc.*	580	15,341
Aerie Pharmaceuticals, Inc.*	140	1,702
Aetna, Inc.	4,605	517,372
Allergan PLC*	1,210	324,316
AmerisourceBergen Corp.	1,680	145,404
Amgen, Inc.	4,640	695,675
AMN Healthcare Services, Inc.*	505	16,973
Amphastar Pharmaceuticals, Inc.*	1,360	16,320
AmSurg Corp.*	95	7,087
Anacor Pharmaceuticals, Inc.*	610	32,604
ANI Pharmaceuticals, Inc.*	250	8,415
Anthem, Inc.	2,315	321,762
ARIAD Pharmaceuticals, Inc.*	2,880	18,403
Array BioPharma, Inc.*	3,405	10,045
Baxter International, Inc.	2,540	104,343
BioSpecifics Technologies Corp.*	310	10,794
Bruker Corp.	8,440	236,320
Cambrex Corp.*	635	27,940
Catalent, Inc.*	1,675	44,672
Centene Corp.*	4,475	275,522
Cigna Corp.	3,970	544,843
Corcept Therapeutics, Inc.*	1,450	6,786
CR Bard, Inc.	3,460	701,238
CryoLife, Inc.	940	10,105
Cutera, Inc.*	360	4,050
DENTSPLY SIRONA, Inc.	6,567	404,724

	Shares	Value
Edwards Lifesciences Corp.*	2,890	$254,927
Eli Lilly & Co.	3,890	280,119
Emergent BioSolutions, Inc.*	390	14,176
Exelixis, Inc.*	3,090	12,360
Express Scripts Holding Co.*	4,510	309,792
Five Star Quality Care, Inc.*	1,030	2,359
Gilead Sciences, Inc.	4,910	451,033
Globus Medical, Inc., Class A*	200	4,750
Halozyme Therapeutics, Inc.*,1	1,795	16,999
ICU Medical, Inc.*	900	93,690
INC Research Holdings, Inc., Class A*	890	36,677
Incyte Corp.*	1,940	140,592
Innoviva, Inc.	7,060	88,885
Insulet Corp.*	50	1,658
Intuitive Surgical, Inc.*	250	150,262
Invacare Corp.	45	593
iRadimed Corp.*	120	2,299
Ironwood Pharmaceuticals, Inc.*	1,380	15,097
Johnson & Johnson	16,455	1,780,431
Ligand Pharmaceuticals, Inc.*	445	47,655
Luminex Corp.*	260	5,044
Magellan Health, Inc.*	810	55,023
Masimo Corp.*	675	28,242
McKesson Corp.	420	66,045
Medtronic PLC	2,986	223,950
Merck & Co., Inc.	17,875	945,766
Merrimack Pharmaceuticals, Inc.*	850	7,114
Molina Healthcare, Inc.*	860	55,461
Myriad Genetics, Inc.*	490	18,341
Natus Medical, Inc.*	930	35,740
OraSure Technologies, Inc.*	1,610	11,640
Orthofix International NV*	630	26,158
Owens & Minor, Inc.	500	20,210
Pacific Biosciences of California, Inc.*	2,380	20,230
Pfizer, Inc.	27,987	829,535
PRA Health Sciences, Inc.*	1,010	43,188
St. Jude Medical, Inc.	5,000	275,000
Stryker Corp.	750	80,468
Sucampo Pharmaceuticals, Inc., Class A*	335	3,662
Synergy Pharmaceuticals, Inc.*	1,525	4,209
Triple-S Management Corp., Class B*	1,600	39,776
United Therapeutics Corp.*	4,480	499,206
UnitedHealth Group, Inc.	1,740	224,286
Universal Health Services, Inc., Class B	530	66,102
VWR Corp.*	11,890	321,743

AMG Chicago Equity Partners Balanced Fund Schedule of Portfolio Investments (continued)

	Shares	Value
Health Care - 7.5% (continued)
Waters Corp.*	580	$76,514
West Pharmaceutical Services, Inc.	320	22,182
Total Health Care		13,224,436
Industrials - 5.2%
A. O. Smith Corp.	1,030	78,599
ABM Industries, Inc.	260	8,401
Actuant Corp., Class A1	320	7,907
Acuity Brands, Inc.	760	165,786
Aerojet Rocketdyne Holdings, Inc.*	960	15,725
Alaska Air Group, Inc.	1,140	93,503
AMERCO	470	167,936
American Woodmark Corp.*	230	17,156
Atlas Air Worldwide Holdings, Inc.*	820	34,661
AZZ, Inc.	230	13,018
Brady Corp., Class A	300	8,052
Briggs & Stratton Corp.	2,320	55,494
The Brink’s Co.	380	12,764
C.H. Robinson Worldwide, Inc.	5,490	407,523
Caterpillar, Inc.	1,940	148,488
Cintas Corp.	5,170	464,318
CLARCOR, Inc.	170	9,824
Comfort Systems USA, Inc.	1,420	45,113
Curtiss-Wright Corp.	460	34,808
Deere & Co.[1]	2,230	171,688
Deluxe Corp.	1,235	77,175
Dover Corp.	7,330	471,539
Dycom Industries, Inc.*,1	65	4,204
EMCOR Group, Inc.	700	34,020
Ennis, Inc.	1,730	33,822
Exponent, Inc.	370	18,874
FreightCar America, Inc.	1,120	17,450
GATX Corp.[1]	4,970	236,075
General Dynamics Corp.	4,930	647,654
General Electric Co.	37,190	1,182,270
Global Brass & Copper Holdings, Inc.	2,230	55,638
Hawaiian Holdings, Inc.*	840	39,640
Herman Miller, Inc.	130	4,016
Honeywell International, Inc.	1,750	196,088
Hub Group, Inc., Class A*,1	210	8,566
Illinois Tool Works, Inc.	1,250	128,050
Insperity, Inc.[1]	680	35,176
Insteel Industries, Inc.	2,590	79,176
Interface, Inc.	1,025	19,004
JetBlue Airways Corp.*	5,510	116,371
John Bean Technologies Corp.	510	28,769

	Shares	Value
Kelly Services, Inc., Class A	1,000	$19,120
Kennametal, Inc.	8,770	197,237
The KEYW Holding Corp.*	980	6,507
Kforce, Inc.	635	12,433
Landstar System, Inc.	2,330	150,541
Lawson Products, Inc.*	760	14,881
Lincoln Electric Holdings, Inc.	1,850	108,354
LSI Industries, Inc.	670	7,872
Lydall, Inc.*	1,765	57,398
Masco Corp.	2,170	68,246
MasTec, Inc.*	540	10,930
MRC Global, Inc.*	3,855	50,655
National Presto Industries, Inc.[1]	320	26,797
Northrop Grumman Corp.	880	174,152
PACCAR, Inc.	4,030	220,401
PAM Transportation Services, Inc.*	700	21,560
Quanta Services, Inc.*	22,970	518,203
Rockwell Automation, Inc.	7,015	797,956
Roper Technologies, Inc.	260	47,520
Snap-on, Inc.	1,050	164,840
Southwest Airlines Co.	4,685	209,888
Spirit AeroSystems Holdings, Inc., Class A*	6,820	309,355
Stanley Black & Decker, Inc.	1,180	124,148
Steelcase, Inc., Class A	960	14,323
Swift Transportation Co.*	275	5,123
Tetra Tech, Inc.	1,950	58,149
TrueBlue, Inc.*	790	20,658
Universal Forest Products, Inc.	855	73,376
USA Truck, Inc.*	140	2,638
Vectrus, Inc.*	480	10,920
Virgin America, Inc.*	460	17,738
Wabash National Corp.*	2,015	26,598
Waste Management, Inc.	5,000	295,000
West Corp.	580	13,236
YRC Worldwide, Inc.*	420	3,914
Total Industrials		9,255,008
Information Technology - 7.9%
Accenture PLC, Class A	2,410	278,114
Advanced Energy Industries, Inc.*	820	28,528
Advanced Micro Devices, Inc.*	8,680	24,738
Alarm.com Holdings, Inc.*	1,270	30,099
Alpha & Omega Semiconductor, Ltd.*	1,125	13,331
Alphabet, Inc., Class A*	935	713,311
Alphabet, Inc., Class C*	350	260,732
Ambarella, Inc.*,1	320	14,304
Amdocs, Ltd.	4,520	273,098

AMG Chicago Equity Partners Balanced Fund Schedule of Portfolio Investments (continued)

	Shares	Value
Information Technology - 7.9% (continued)
Apple, Inc.	13,130	$1,431,039
Automatic Data Processing, Inc.	500	44,855
Blackbaud, Inc.	200	12,578
CACI International, Inc., Class A*	510	54,417
CDK Global, Inc.	3,800	176,890
Cirrus Logic, Inc.*	350	12,743
Cisco Systems, Inc.	6,500	185,055
Citrix Systems, Inc.*	4,660	366,183
Coherent, Inc.*	230	21,137
Cohu, Inc.	2,410	28,631
Convergys Corp.	500	13,885
CoreLogic, Inc.*	4,610	159,967
Cray, Inc.*	1,250	52,388
CSG Systems International, Inc.	385	17,387
DST Systems, Inc.	1,110	125,175
Electronic Arts, Inc.*	2,595	171,555
Euronet Worldwide, Inc.*	565	41,872
Facebook, Inc., Class A*	5,000	570,500
Fairchild Semiconductor International, Inc.*	680	13,600
First Solar, Inc.*	5,540	379,324
Fleetmatics Group PLC*,1	360	14,656
Gigamon, Inc.*	725	22,490
Globant, S.A.*,1	400	12,344
The Hackett Group, Inc.	1,120	16,934
Heartland Payment Systems, Inc.	160	15,451
HP, Inc.	6,850	84,392
II-VI, Inc.*	1,340	29,091
Intel Corp.	6,570	212,540
International Business Machines Corp.	1,520	230,204
Intuit, Inc.	1,580	164,336
InvenSense, Inc.*	3,180	26,712
Ixia*	715	8,909
IXYS Corp.	390	4,376
j2 Global, Inc.[1]	100	6,158
Juniper Networks, Inc.	18,240	465,302
KLA-Tencor Corp.	2,750	200,228
Leidos Holdings, Inc.	12,495	628,748
Littelfuse, Inc.	410	50,475
Manhattan Associates, Inc.*	950	54,026
Maxim Integrated Products, Inc.	20,400	750,312
Microsoft Corp.	30,890	1,706,055
MicroStrategy, Inc., Class A*	300	53,916
Monolithic Power Systems, Inc.	170	10,819
Motorola Solutions, Inc.	8,030	607,871
MTS Systems Corp.	120	7,302

	Shares	Value
Multi-Fineline Electronix, Inc.*	3,265	$75,781
Nanometrics, Inc.*	700	11,088
NeoPhotonics Corp.*	4,760	66,830
NETGEAR, Inc.*	1,520	61,362
NeuStar, Inc., Class A*	1,800	44,280
NIC, Inc.	330	5,950
Oclaro, Inc.*,1	1,200	6,480
Paycom Software, Inc.*	1,120	39,872
Paylocity Holding Corp.*,1	1,200	39,288
Pegasystems, Inc.	85	2,157
Progress Software Corp.*	320	7,718
QLogic Corp.*	780	10,483
RingCentral, Inc., Class A*	370	5,828
Silicon Laboratories, Inc.*	30	1,349
Stamps.com, Inc.*	355	37,729
Sykes Enterprises, Inc.*	1,010	30,482
SYNNEX Corp.	380	35,184
Take-Two Interactive Software, Inc.*	1,920	72,326
Tech Data Corp.*	1,225	94,043
Tessera Technologies, Inc.	665	20,615
Texas Instruments, Inc.	10,240	587,981
Total System Services, Inc.	2,400	114,192
Tyler Technologies, Inc.*	135	17,362
Ubiquiti Networks, Inc.*,1	80	2,662
Universal Display Corp.*	170	9,197
VeriSign, Inc.*	5,110	452,439
Visa, Inc., Class A	4,420	338,042
Xerox Corp.	29,490	329,108
Xilinx, Inc.	14,400	682,992
Total Information Technology		14,101,903
Materials - 1.5%
AEP Industries, Inc.	205	13,530
Air Products & Chemicals, Inc.	620	89,311
Avery Dennison Corp.	3,900	281,229
Bemis Co., Inc.	2,120	109,774
Cabot Corp.	18,820	909,571
Celanese Corp., Series A	2,220	145,410
Cliffs Natural Resources, Inc.*	5,290	15,870
Commercial Metals Co.	2,940	49,892
The Dow Chemical Co.	2,220	112,909
Headwaters, Inc.*	2,670	52,973
Innospec, Inc.	635	27,534
LyondellBasell Industries N.V., Class A	5,810	497,220
Multi Packaging Solutions International, Ltd.*	680	11,036
PH Glatfelter Co.	650	13,474
Ryerson Holding Corp.*	1,420	7,895

AMG Chicago Equity Partners Balanced Fund Schedule of Portfolio Investments (continued)

	Shares	Value
Materials - 1.5% (continued)
Sealed Air Corp.	4,415	$211,964
Stepan Co.	370	20,457
Trinseo, S.A.*	985	36,258
Worthington Industries, Inc.	330	11,761
Total Materials		2,618,068
Telecommunication Services - 1.5%
8x8, Inc.*	2,000	20,120
AT&T, Inc.	33,780	1,323,163
Atlantic Tele-Network, Inc.	110	8,341
CenturyLink, Inc.	18,410	588,384
IDT Corp., Class B	1,565	24,398
Shenandoah Telecommunications Co.	1,440	38,520
Verizon Communications, Inc.	11,720	633,818
Total Telecommunication Services		2,636,744
Utilities - 2.9%
ALLETE, Inc.	90	5,046
American States Water Co.	1,945	76,555
American Water Works Co, Inc.	11,375	784,079
Artesian Resources Corp., Class A	250	6,990
Atlantic Power Corp.	1,700	4,182
Atmos Energy Corp.	4,270	317,090
CenterPoint Energy, Inc.	16,335	341,728
Chesapeake Utilities Corp.	550	34,633
Cleco Corp.	330	18,219
Consolidated Edison, Inc.	3,370	258,209
Duke Energy Corp.	3,610	291,255
Edison International	4,240	304,814
Eversource Energy	2,060	120,180
IDACORP, Inc.	1,190	88,762
Middlesex Water Co.	725	22,366
New Jersey Resources Corp.	210	7,650
Ormat Technologies, Inc.[1]	195	8,042
Piedmont Natural Gas Co., Inc.	500	29,915
Pinnacle West Capital Corp.	2,720	204,190
PPL Corp.	20,070	764,065
Public Service Enterprise Group, Inc.	10,530	496,384
Sempra Energy	1,880	195,614
SJW Corp.	100	3,635
Vectren Corp.	11,295	571,075
WGL Holdings, Inc.	1,260	91,186
Xcel Energy, Inc.	2,040	85,313
Total Utilities		5,131,177
Total Common Stocks (cost $86,950,342)		90,475,019

	Shares	Value
Rights - 0.0%#
DYAX Corp. (Health Care)* (cost $0)	670	$7

	Principal Amount
Corporate Bonds and Notes - 3.1%
Financials - 1.0%
General Electric Capital Corp.,
2.900%, 01/09/17[1]	$130,000	132,058
MTN, Series A, 6.750%, 03/15/32	45,000	61,316
US Bancorp, MTN, 2.200%, 04/25/19	200,000	203,832
Visa, Inc., Series, 2.200%, 12/14/20	250,000	256,379
Wells Fargo & Co.,
2.625%, 12/15/16	110,000	111,332
MTN, 1.400%, 09/08/17[1]	345,000	345,687
Series, 2.500%, 03/04/21[1]	620,000	628,265
Total Financials		1,738,869
Industrials - 1.9%
3M Co., Series MTN, 2.000%, 06/26/22	150,000	152,770
The Boeing Co., 2.350%, 10/30/21	289,000	297,150
Burlington Northern Santa Fe LLC, 4.700%, 10/01/19	75,000	82,921
Caterpillar Financial Services Corp., MTN, 1.000%, 11/25/16	65,000	65,124
Colgate-Palmolive Co., MTN, 1.750%, 03/15/19	120,000	122,669
Exxon Mobil Corp., 0.921%, 03/15/17	110,000	110,188
Johnson & Johnson, 0.700%, 11/28/16	80,000	80,003
McDonald’s Corp., MTN, 6.300%, 10/15/37	155,000	196,042
Medtronic, Inc., 0.875%, 02/27/17	50,000	49,983
PepsiCo, Inc.,
2.500%, 05/10/16	90,000	90,191
Series 1, 1.000%, 10/13/17	155,000	155,326
Pfizer, Inc., 6.200%, 03/15/19	135,000	153,718
Philip Morris International, Inc., 1.625%, 03/20/17	375,000	377,824
Union Pacific Corp., 3.646%, 02/15/24	175,000	189,035
United Parcel Service, Inc., 6.200%, 01/15/38	240,000	328,218
Verizon Communications, Inc., 2.625%, 02/21/20	388,000	399,595
Wal-Mart Stores, Inc., 6.500%, 08/15/37	280,000	390,953

AMG Chicago Equity Partners Balanced Fund Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Industrials - 1.9% (continued)
The Walt Disney Co., 1.350%, 08/16/16	$75,000	$75,238
Total Industrials		3,316,948
Utilities - 0.2%
Consolidated Edison Co. of New York, Inc., Series 08-B, 6.750%, 04/01/38	120,000	165,405
Dominion Resources, Inc., 4.450%, 03/15/21	85,000	92,006
Georgia Power Co., 5.400%, 06/01/40	75,000	86,315
TransCanada PipeLines, Ltd., 3.800%, 10/01/20	115,000	119,372
Total Utilities		463,098
Total Corporate Bonds and Notes (cost $5,384,948)		5,518,915
U.S. Government and Agency Obligations - 45.0%
Federal Home Loan Mortgage Corporation - 13.5%
FHLMC,
0.875%, 02/22/17	445,000	445,929
1.375%, 05/01/20	200,000	201,689
FHLMC Gold Pool,
2.500%, 07/01/28 to 12/01/30	934,019	960,190
3.000%, 01/01/29 to 02/01/46	6,231,453	6,426,937
3.500%, 03/01/42 to 01/01/46	7,476,073	7,834,308
4.000%, 08/01/43 to 09/01/45	4,773,285	5,100,860
4.500%, 02/01/39 to 04/01/44	1,481,132	1,611,957
5.000%, 07/01/35 to 07/01/41	1,145,840	1,263,638
5.500%, 04/01/38 to 01/01/39	68,080	76,509
Total Federal Home Loan Mortgage Corporation		23,922,017
Federal National Mortgage Association - 3.8%
FNMA,
0.875%, 12/20/17 to 05/21/18	840,000	841,381
1.875%, 02/19/19	545,000	559,994
2.000%, 01/01/30	75,937	76,404
2.500%, 04/01/28	190,226	196,245
2.625%, 09/06/24	380,000	400,983
3.000%, 03/01/42 to 08/01/43	742,790	763,732
3.500%, 11/01/25 to 07/01/43	722,748	761,247

	Principal Amount	Value
4.000%, 12/01/21 to 11/01/44	$894,583	$957,572
4.500%, 06/01/39 to 09/01/43	1,241,117	1,354,059
5.000%, 09/01/33 to 10/01/41	485,183	538,304
5.500%, 02/01/35 to 05/01/39	246,278	277,160
Total Federal National Mortgage Association		6,727,081
U.S. Treasury Obligations - 27.7%
U.S. Treasury Bonds,
2.750%, 08/15/42	5,325,000	5,500,038
3.000%, 11/15/45	340,000	367,067
3.125%, 11/15/41	1,800,000	2,002,957
U.S. Treasury Notes,
0.625%, 08/31/17	2,255,000	2,252,621
0.750%, 12/31/17 to 03/31/18	5,650,000	5,651,009
0.875%, 04/15/17 to 10/15/18	7,020,000	7,033,954
1.000%, 09/30/19	1,400,000	1,401,368
1.375%, 05/31/20 to 08/31/20	2,220,000	2,241,900
1.500%, 02/28/19 to 01/31/22	5,515,000	5,559,541
1.625%, 07/31/20	2,460,000	2,509,104
1.875%, 11/30/21	2,270,000	2,331,937
2.250%, 11/15/24 to 11/15/25	6,280,000	6,546,979
2.500%, 05/15/24	4,740,000	5,041,710
3.125%, 05/15/21	445,000	486,024
Total U.S. Treasury Obligations		48,926,209
Total U.S. Government and Agency Obligations (cost $78,477,208)		79,575,307
Short-Term Investments - 3.1%
Repurchase Agreements - 1.8%[2]
Cantor Fitzgerald Securities, Inc., dated 03/31/16, due 04/01/16, 0.350%, total to be received $1,000,010 (collateralized by various U.S. Government Agency Obligations, 0.000% - 10.500%, 04/25/16 - 02/20/66, totaling $1,020,000)	1,000,000	1,000,000
Citigroup Global Markets, Inc, dated 03/31/16, due 04/01/16, 0.330%, total to be received $1,000,009 (collateralized by various U.S. Government Agency Obligations, 0.000% - 11.500%, 04/01/16 - 02/20/61, totaling $1,020,000)	1,000,000	1,000,000

AMG Chicago Equity Partners Balanced Fund Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Repurchase Agreements - 1.8% (continued)[2]
Daiwa Capital Markets America, dated 03/31/16, due 04/01/16, 0.360%, total to be received $114,637 (collateralized by various U.S. Government Agency Obligations, 0.000% - 9.000%, 05/31/16 - 09/09/49, totaling $116,929)	$114,636	$114,636
Nomura Securities International, Inc., dated 03/31/16, due 04/01/16, 0.330%, total to be received $1,000,009 (collateralized by various U.S. Government Agency Obligations, 0.000% - 9.500%, 01/01/17 - 03/20/66, totaling $1,020,000)	1,000,000	1,000,000
Total Repurchase Agreements		3,114,636

	Shares	Value
Other Investment Companies - 1.3%[3]
Dreyfus Institutional Cash Advantage Fund, Institutional Class Shares, 0.38%	2,333,510	$2,333,510
Total Short-Term Investments (cost $5,448,146)		5,448,146
Total Investments - 102.3% (cost $176,260,644)		181,017,394
Other Assets, less Liabilities - (2.3)%		(4,145,397)
Net Assets - 100.0%		$176,871,997

AMG Chicago Equity Partners Small Cap Value Fund Schedule of Portfolio Investments (unaudited) March 31, 2016

	Shares	Value
Common Stocks - 101.7%
Consumer Discretionary - 7.5%
Abercrombie & Fitch Co., Class A	1,310	$41,317
American Eagle Outfitters, Inc.	4,510	75,182
Bassett Furniture Industries, Inc.	1,180	37,595
Belmond, Ltd., Class A*	1,280	12,147
Bob Evans Farms Inc/DE	160	7,470
Caleres, Inc.	470	13,296
The Children’s Place, Inc.	490	40,900
Columbia Sportswear Co.	140	8,413
Cooper Tire & Rubber Co.	3,130	115,873
Cooper-Standard Holding, Inc.*	360	25,862
Core-Mark Holding Co., Inc.	240	19,574
Cracker Barrel Old Country Store, Inc.[1]	210	32,061
Crown Media Holdings, Inc., Class A*	8,875	45,085
Destination XL Group, Inc.*	2,870	14,838
Eldorado Resorts, Inc.*	320	3,661
Express, Inc.*	3,980	85,212
Guess?, Inc.	1,550	29,094
Hooker Furniture Corp.	1,680	55,188
Johnson Outdoors, Inc., Class A	750	16,665
Movado Group, Inc.	210	5,781
Reading International, Inc., Class A*	1,800	21,564
Ruth’s Hospitality Group, Inc.	1,900	34,979
Scholastic Corp.	1,350	50,450
Sonic Automotive, Inc., Class A	3,480	64,310
TRI Pointe Homes, Inc.*	2,330	27,447
Total Consumer Discretionary		883,964
Consumer Staples - 4.1%
Central Garden and Pet Co., Class A*	1,440	23,458
Dean Foods Co.[1]	5,445	94,307
Fresh Del Monte Produce, Inc.	3,255	136,938
Ingles Markets, Inc., Class A	10	375
National Beverage Corp.*	310	13,119
Omega Protein Corp.*	1,090	18,465
Post Holdings, Inc.*	230	15,817
Seneca Foods Corp., Class A*	1,480	51,415
SpartanNash Co.	1,270	38,494
Universal Corp.	920	52,265
Village Super Market, Inc., Class A	710	17,154
Weis Markets, Inc.	350	15,771
Total Consumer Staples		477,578
Energy - 4.2%
Alon USA Energy, Inc.	4,180	43,138

	Shares	Value
Carrizo Oil & Gas, Inc.*	470	$14,532
DHT Holdings, Inc.	7,760	44,698
Matrix Service Co.*	3,080	54,516
McDermott International, Inc.*	16,560	67,730
Navios Maritime Acquisition Corp.	19,790	31,466
Nordic American Tankers, Ltd.[1]	1,750	24,657
Oasis Petroleum, Inc.*,1	4,090	29,775
PDC Energy, Inc.*	1,940	115,333
Renewable Energy Group, Inc.*	3,420	32,285
Teekay Tankers, Ltd., Class A	9,060	33,250
Triangle Petroleum Corp.*	70	38
Total Energy		491,418
Financials - 43.4%
Access National Corp.	760	15,071
Apollo Residential Mortgage, Inc.	700	9,394
ARMOUR Residential REIT, Inc.[1]	8,605	185,266
Ashford Hospitality Trust, Inc.	15,590	99,464
Banc of California, Inc.	990	17,325
Banco Latinoamericano de Comercio Exterior, S.A., Class E	5,410	131,030
BBCN Bancorp, Inc.	7,015	106,558
Capital Bank Financial Corp., Class A	3,800	117,230
Capitol Federal Financial, Inc.	3,690	48,929
Cash America International, Inc.	2,340	90,418
Cathay General Bancorp	3,540	100,288
CenterState Banks, Inc.	7,540	112,271
Charter Financial Corp.	640	8,640
Chemical Financial Corp.	950	33,905
CommunityOne Bancorp*	700	9,296
CubeSmart	4,190	139,527
CYS Investments, Inc.	2,500	20,350
DCT Industrial Trust, Inc.	2,310	91,176
DiamondRock Hospitality Co.	3,790	38,355
Employers Holdings, Inc.	1,440	40,522
Enterprise Financial Services Corp.	1,410	38,126
EPR Properties	1,065	70,950
Equity One, Inc.	3,260	93,432
Federal Agricultural Mortgage Corp., Class C	230	8,678
First American Financial Corp.	5,640	214,940
First Defiance Financial Corp.	1,250	48,012
First Financial Bancorp	3,610	65,630
First Industrial Realty Trust, Inc.	960	21,830
First NBC Bank Holding Co.*	610	12,560
Fox Chase Bancorp, Inc.	540	10,433

AMG Chicago Equity Partners Small Cap Value Fund Schedule of Portfolio Investments (continued)

	Shares	Value
Financials - 43.4% (continued)
Franklin Financial Network, Inc.*	1,080	$29,160
Fulton Financial Corp.	7,820	104,632
Great Southern Bancorp, Inc.	1,370	50,868
Great Western Bancorp, Inc.	6,960	189,799
Hallmark Financial Services, Inc.*	1,080	12,420
Heartland Financial USA, Inc.	490	15,087
Hersha Hospitality Trust	1,591	33,952
Highwoods Properties, Inc.	3,890	185,981
Hilltop Holdings, Inc.*	1,900	35,872
Infinity Property & Casualty Corp.	640	51,520
INTL. FCStone, Inc.*	2,970	79,388
iStar, Inc.*	6,010	58,057
Kearny Financial Corp.	12,680	156,597
Lexington Realty Trust[1]	7,690	66,134
LTC Properties, Inc.	840	38,002
Mack-Cali Realty Corp.	7,420	174,370
Mercantile Bank Corp.	620	13,900
National Bankshares, Inc.[1]	340	11,669
Nelnet, Inc., Class A	2,180	85,827
New Residential Investment Corp.	5,095	59,255
Old Second Bancorp, Inc.*	2,090	14,985
One Liberty Properties, Inc.	1,310	29,357
Oritani Financial Corp.	5,750	97,578
Pacific Continental Corp.	1,250	20,162
PennyMac Financial Services, Inc., Class A*	1,100	12,936
Pinnacle Financial Partners, Inc.	190	9,321
Piper Jaffray Cos.*	260	12,886
Preferred Bank	2,350	71,088
PrivateBancorp, Inc.	6,210	239,706
PS Business Parks, Inc.	2,275	228,660
RLI Corp.	430	28,750
The RMR Group, Inc., Class A*	1	18
Selective Insurance Group, Inc.	1,030	37,708
ServisFirst Bancshares, Inc.	3,260	144,744
Sierra Bancorp	920	16,698
Sovran Self Storage, Inc.	700	82,565
STORE Capital Corp.	1,330	34,420
Suffolk Bancorp	710	17,920
Sunstone Hotel Investors, Inc.	6,079	85,100
United Fire Group, Inc.	3,580	156,876
Universal Insurance Holdings, Inc.	6,900	122,820
Walker & Dunlop, Inc.*	1,400	33,978
Washington Real Estate Investment Trust	830	24,244

	Shares	Value
Western Alliance Bancorp*	4,030	$134,521
Total Financials		5,109,137
Health Care - 4.6%
AmSurg Corp.*	240	17,904
Anacor Pharmaceuticals, Inc.*	475	25,389
CryoLife, Inc.	2,290	24,617
Five Star Quality Care, Inc.*	2,510	5,748
ICU Medical, Inc.*	920	95,772
Innoviva, Inc.	7,960	100,216
Luminex Corp.*	630	12,222
Magellan Health, Inc.*	990	67,251
Merrimack Pharmaceuticals, Inc.*	1,360	11,383
OraSure Technologies, Inc.*	700	5,061
Orthofix International NV*	1,500	62,280
Owens & Minor, Inc.	600	24,252
Triple-S Management Corp., Class B*	3,700	91,982
Total Health Care		544,077
Industrials - 14.6%
ABM Industries, Inc.	440	14,216
Actuant Corp., Class A1	730	18,038
Aerojet Rocketdyne Holdings, Inc.*	1,210	19,820
ArcBest Corp.	10	216
Atlas Air Worldwide Holdings, Inc.*	1,900	80,313
Brady Corp., Class A	600	16,104
Briggs & Stratton Corp.	5,330	127,494
Comfort Systems USA, Inc.	1,450	46,066
Curtiss-Wright Corp.	1,050	79,453
Deluxe Corp.	2,330	145,602
EMCOR Group, Inc.	1,640	79,704
Ennis, Inc.	4,120	80,546
FreightCar America, Inc.	1,620	25,240
Global Brass & Copper Holdings, Inc.	3,050	76,098
Insteel Industries, Inc.	3,750	114,638
Kaman Corp.	630	26,895
Kelly Services, Inc., Class A	2,000	38,240
The KEYW Holding Corp.*	600	3,984
Lawson Products, Inc.*	1,160	22,713
LSI Industries, Inc.	1,600	18,800
Lydall, Inc.*	3,150	102,438
MasTec, Inc.*	1,000	20,240
MRC Global, Inc.*	8,510	111,821
National Presto Industries, Inc.	760	63,642
PAM Transportation Services, Inc.*	1,415	43,582
Tetra Tech, Inc.	4,540	135,383

AMG Chicago Equity Partners Small Cap Value Fund Schedule of Portfolio Investments (continued)

	Shares	Value
Industrials - 14.6% (continued)
Universal Forest Products, Inc.	1,905	$163,487
Virgin America, Inc.*,1	410	15,810
West Corp.	1,120	25,558
YRC Worldwide, Inc.*	930	8,668
Total Industrials		1,724,809
Information Technology - 11.8%
Advanced Energy Industries, Inc.*	1,740	60,535
Advanced Micro Devices, Inc.*	13,490	38,446
Alarm.com Holdings, Inc.*	300	7,110
Alpha & Omega Semiconductor, Ltd.*	1,350	15,998
CACI International, Inc., Class A*	840	89,628
Coherent, Inc.*	490	45,031
Cohu, Inc.	4,520	53,698
Comtech Telecommunications Corp.	10	234
Convergys Corp.	1,240	34,435
Fairchild Semiconductor International, Inc.*	1,565	31,300
II-VI, Inc.*	1,930	41,900
Littelfuse, Inc.	500	61,555
Multi-Fineline Electronix, Inc.*	6,140	142,509
Nanometrics, Inc.*	1,650	26,136
NeoPhotonics Corp.*	5,550	77,922
NETGEAR, Inc.*	2,980	120,303
NeuStar, Inc., Class A*	5,210	128,166
Oclaro, Inc.*,1	700	3,780
Progress Software Corp.*	760	18,331
QLogic Corp.*	1,440	19,354
Sykes Enterprises, Inc.*	2,350	70,923
SYNNEX Corp.	670	62,035
Take-Two Interactive Software, Inc.*	1,750	65,922
Tech Data Corp.*	1,880	144,328
Tessera Technologies, Inc.	1,125	34,875
Total Information Technology		1,394,454
Materials - 2.5%
Commercial Metals Co.	6,755	114,632
Innospec, Inc.	1,510	65,474
PH Glatfelter Co.	1,250	25,912
Ryerson Holding Corp.*	3,090	17,180
Stepan Co.	755	41,744
Worthington Industries, Inc.	720	25,661
Total Materials		290,603
Telecommunication Services - 1.3%
8x8, Inc.*	4,760	47,886

	Shares	Value
Atlantic Tele-Network, Inc.	270	$20,474
IDT Corp., Class B	2,550	39,754
Shenandoah Telecommunications Co.	1,560	41,730
Total Telecommunication Services		149,844
Utilities - 7.7%
ALLETE, Inc.	220	12,335
American States Water Co.	4,390	172,790
Artesian Resources Corp., Class A	610	17,056
Atlantic Power Corp.	2,990	7,355
Chesapeake Utilities Corp.	1,310	82,491
Cleco Corp.	820	45,272
IDACORP, Inc.	2,680	199,901
Middlesex Water Co.	1,670	51,520
New Jersey Resources Corp.	500	18,215
Ormat Technologies, Inc.	470	19,383
Piedmont Natural Gas Co., Inc.	1,190	71,198
SJW Corp.	200	7,270
WGL Holdings, Inc.	2,730	197,570
Total Utilities		902,356
Total Common Stocks (cost $11,790,513)		11,968,240
	Principal Amount
Short-Term Investments - 3.0%
Repurchase Agreements - 2.3%[2]
JP Morgan Securities LLC, dated 03/31/16, due 04/01/16, 0.310%, total to be received $277,815 (collateralized by various U.S. Government Agency Obligations, 0.875% - 1.375%, 02/28/17 - 03/31/20 totaling $283,372)	$277,813	277,813

	Shares
Other Investment Companies - 0.7%[3]
Dreyfus Institutional Cash Advantage Fund, Institutional Class Shares, 0.38%	82,602	82,602
Total Short-Term Investments (cost $360,415)		360,415
Total Investments - 104.7% (cost $12,150,928)		12,328,655
Other Assets, less Liabilities - (4.7)%		(556,496)
Net Assets - 100.0%		$11,772,159

AMG Managers High Yield Fund Schedule of Portfolio Investments (unaudited) March 31, 2016

	Principal Amount	Value
Corporate Bonds and Notes - 94.3%
Financials - 5.9%
Aircastle, Ltd., Series, 5.000%, 04/01/23	$70,000	$70,525
Ally Financial, Inc.,
4.625%, 05/19/22	80,000	80,600
4.625%, 03/30/25[1]	110,000	109,037
5.125%, 09/30/24[1]	35,000	35,962
5.750%, 11/20/25	40,000	39,300
Bank of America Corp., Series K, 8.000%, 07/29/49[5]	165,000	161,700
Chinos Intermediate Holdings A, Inc., (7.750% Cash or 8.500% PIK), 7.750%, 05/01/19 (a)[6]	60,000	29,850
CIT Group, Inc.,
3.875%, 02/19/19	70,000	70,000
5.500%, 02/15/19 (a)	50,000	51,850
Cogent Communications Finance, Inc., 5.625%, 04/15/21 (a)	90,000	87,300
Communications Sales & Leasing, Inc. / CSL Capital LLC, 8.250%, 10/15/23	100,000	93,000
Corrections Corp. of America, 4.625%, 05/01/23	110,000	111,650
Equinix, Inc.,
5.375%, 01/01/22	25,000	26,156
5.750%, 01/01/25	5,000	5,275
5.875%, 01/15/26	40,000	42,280
General Motors Financial Co., Inc., 3.450%, 04/10/22	5,000	4,916
International Lease Finance Corp., 5.875%, 04/01/19	135,000	142,931
Interval Acquisition Corp., 5.625%, 04/15/23 (a)	65,000	65,488
Serta Simmons Bedding LLC, 8.125%, 10/01/20 (a)	190,000	198,077
Vanguard Natural Resources LLC / VNR Finance Corp., 7.875%, 04/01/20	50,000	7,375
Total Financials		1,433,272
Industrials - 87.6%
1011778 BC ULC / New Red Finance, Inc., 6.000%, 04/01/22 (a)	95,000	99,038
21st Century Oncology, Inc., 11.000%, 05/01/23 (a)	65,000	55,656
ACCO Brands Corp., 6.750%, 04/30/20	85,000	90,312
The ADT Corp., 3.500%, 07/15/22[1]	95,000	82,650
AECOM,
5.750%, 10/15/22	20,000	20,850
5.875%, 10/15/24	25,000	25,875
Aerojet Rocketdyne Holdings, Inc., 7.125%, 03/15/21	125,000	130,312
Air Medical Merger Sub Corp., 6.375%, 05/15/23 (a)	70,000	65,975
Aircastle, Ltd., 5.125%, 03/15/21	10,000	10,450
Alberta Energy Co., Ltd.,
7.375%, 11/01/31	5,000	4,415
8.125%, 09/15/30	10,000	9,093

AMG Managers High Yield Fund Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Industrials - 87.6% (continued)
Alere, Inc.,
6.375%, 07/01/23 (a)	$30,000	$31,575
6.500%, 06/15/20	20,000	20,480
Allegion PLC, 5.875%, 09/15/23	15,000	15,825
Allegion US Holding Co., Inc., 5.750%, 10/01/21	30,000	31,575
Altice Luxembourg, S.A., 7.750%, 05/15/22 (a)	200,000	197,816
AMC Networks, Inc., 5.000%, 04/01/24	80,000	80,500
American Axle & Manufacturing, Inc.,
6.250%, 03/15/21	25,000	25,906
6.625%, 10/15/22[1]	55,000	57,337
American Energy-Permian Basin LLC / AEPB Finance Corp., 8.000%, 06/15/20 (a)[1]	35,000	28,875
Amkor Technology, Inc.,
6.375%, 10/01/22[1]	125,000	119,844
6.625%, 06/01/21	60,000	57,225
Anixter, Inc., 5.500%, 03/01/23 (a)	80,000	81,200
Antero Resources Corp.,
5.125%, 12/01/22	20,000	18,250
5.375%, 11/01/21	40,000	37,200
6.000%, 12/01/20	15,000	14,325
Apex Tool Group LLC, 7.000%, 02/01/21 (a)	30,000	24,450
Ardagh Packaging Finance PLC, 9.125%, 10/15/20 (a)	200,000	207,500
Argos Merger Sub, Inc., 7.125%, 03/15/23 (a)[1]	145,000	154,497
Ashland, Inc., 4.750%, 08/15/22 (b)	145,000	147,719
Ashtead Capital, Inc., 6.500%, 07/15/22 (a)	35,000	37,362
Aspect Software, Inc., 10.625%, 05/15/17[4,8]	80,000	29,200
Associated Materials LLC / AMH New Finance, Inc., 9.125%, 11/01/17	40,000	30,400
Atwood Oceanics, Inc., 6.500%, 02/01/20	75,000	36,000
Avaya, Inc., 7.000%, 04/01/19 (a)[1]	115,000	78,200
Avis Budget Car Rental LLC / Avis Budget Finance, Inc.,
5.125%, 06/01/22 (a)[1]	10,000	9,506
5.500%, 04/01/23[1]	95,000	92,506
6.375%, 04/01/24 (a)	25,000	25,154
Belden, Inc., 5.500%, 09/01/22 (a)	85,000	85,850
Berry Plastics Corp., 6.000%, 10/15/22 (a)[1]	20,000	21,062
Blackboard, Inc., 7.750%, 11/15/19 (a)	30,000	24,300
Blue Racer Midstream LLC / Blue Racer Finance Corp., 6.125%, 11/15/22 (a)	80,000	67,000
Bombardier, Inc.,
7.500%, 03/15/25 (a)[1]	105,000	80,325
7.750%, 03/15/20 (a)	40,000	34,600
Boyd Gaming Corp., 6.375%, 04/01/26 (a)	50,000	52,125

AMG Managers High Yield Fund Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Industrials - 87.6% (continued)
BreitBurn Energy Partners, L.P. / BreitBurn Finance Corp., 7.875%, 04/15/22	$30,000	$3,150
Bumble Bee Holding, Inc., 9.000%, 12/15/17 (a)	110,000	110,687
Caesars Entertainment Operating Co., Inc.,
8.500%, 02/15/20[1,8]	125,000	106,562
9.000%, 02/15/20[8]	295,000	252,225
11.250%, 06/01/17[8]	115,000	97,319
California Resources Corp., 8.000%, 12/15/22 (a)	62,000	24,025
Carrizo Oil & Gas, Inc., 6.250%, 04/15/23[1]	20,000	17,725
CCO Holdings LLC / CCO Holdings Capital Corp.,
5.125%, 05/01/23 (a)	80,000	81,600
5.375%, 05/01/25 (a)	60,000	61,200
5.875%, 04/01/24 (a)[1]	55,000	57,750
CCOH Safari LLC, 5.750%, 02/15/26 (a)	225,000	233,438
Central Garden & Pet Co., 6.125%, 11/15/23	40,000	41,800
CenturyLink, Inc., Series W, 6.750%, 12/01/23	165,000	161,081
The Chemours Co.,
6.625%, 05/15/23 (a)[1]	65,000	53,300
7.000%, 05/15/25 (a)	20,000	16,100
Chesapeake Energy Corp.,
3.872%, 04/15/19 (07/15/16)[9]	15,000	5,888
8.000%, 12/15/22 (a)	102,000	50,490
Cinemark USA, Inc.,
4.875%, 06/01/23	25,000	25,336
4.875%, 06/01/23 (a)	40,000	40,538
Claire’s Stores, Inc.,
8.875%, 03/15/19	70,000	19,600
9.000%, 03/15/19 (a)	145,000	104,038
Clean Harbors, Inc.,
5.125%, 06/01/21 (a)	25,000	25,406
5.250%, 08/01/20	75,000	77,242
Clear Channel Worldwide Holdings, Inc.,
6.500%, 11/15/22	85,000	81,388
Series A, 7.625%, 03/15/20	55,000	47,300
Series B, 6.500%, 11/15/22	225,000	225,000
Series B, 7.625%, 03/15/20	155,000	142,988
CNH Industrial Capital LLC,
4.375%, 11/06/20[1]	65,000	64,025
4.875%, 04/01/21[1]	70,000	69,913
Cogent Communications Group, Inc., 5.375%, 03/01/22 (a)	70,000	69,125

AMG Managers High Yield Fund Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Industrials - 87.6% (continued)
CommScope Technologies Finance LLC, 6.000%, 06/15/25 (a)	$75,000	$76,078
CommScope, Inc., 5.500%, 06/15/24 (a)[1]	35,000	35,481
Comstock Resources, Inc., 10.000%, 03/15/20 (a)[1]	80,000	39,800
Concho Resources, Inc., 5.500%, 04/01/23[1]	5,000	4,925
Continental Resources, Inc., 5.000%, 09/15/22[1]	75,000	65,016
Crestwood Midstream Partners L.P. / Crestwood Midstream Finance Corp.,
6.125%, 03/01/22	10,000	7,550
6.250%, 04/01/23 (a)	35,000	26,075
CSI Compressco L.P. / Compressco Finance, Inc., 7.250%, 08/15/22	20,000	14,050
Dana Holding Corp.,
5.500%, 12/15/24	55,000	52,250
6.000%, 09/15/23	95,000	94,050
6.750%, 02/15/21	25,000	25,781
DaVita HealthCare Partners, Inc., 5.000%, 05/01/25	70,000	69,475
Denbury Resources, Inc.,
4.625%, 07/15/23	55,000	23,238
5.500%, 05/01/22	95,000	43,225
DISH DBS Corp.,
5.000%, 03/15/23	200,000	177,000
5.875%, 07/15/22	205,000	194,750
5.875%, 11/15/24	80,000	73,700
6.750%, 06/01/21	30,000	31,050
DJO Finco, Inc. / DJO Finance LLC / DJO Finance Corp., 8.125%, 06/15/21 (a)	155,000	137,950
DreamWorks Animation SKG, Inc., 6.875%, 08/15/20 (a)	109,000	110,635
Encana Corp.,
6.625%, 08/15/37	25,000	21,132
7.200%, 11/01/31	15,000	13,173
Energizer Holdings, Inc., 5.500%, 06/15/25 (a)	75,000	75,562
Entegris, Inc., 6.000%, 04/01/22 (a)	90,000	91,688
EP Energy LLC / Everest Acquisition Finance, Inc.,
7.750%, 09/01/22	65,000	30,550
9.375%, 05/01/20	105,000	53,484
EV Energy Partners, L.P. / EV Energy Finance Corp., 8.000%, 04/15/19	90,000	22,950
FGI Operating Co. LLC / FGI Finance, Inc., 7.875%, 05/01/20	110,000	66,550
First Data Corp.,
5.750%, 01/15/24 (a)	375,000	376,369
7.000%, 12/01/23 (a)	90,000	91,238
Frontier Communications Corp.,
10.500%, 09/15/22 (a)	70,000	72,012

AMG Managers High Yield Fund Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Industrials - 87.6% (continued)
11.000%, 09/15/25 (a)	$185,000	$186,619
Gardner Denver, Inc., 6.875%, 08/15/21 (a)[1]	40,000	32,900
GCI, Inc., 6.750%, 06/01/21	50,000	51,250
GCP Applied Technologies, Inc., 9.500%, 02/01/23 (a)	35,000	38,062
General Cable Corp., 5.750%, 10/01/22 (b)	75,000	59,625
General Motors Co., 4.875%, 10/02/23	140,000	146,935
The Geo Group, Inc., 5.875%, 01/15/22	110,000	111,925
Great Lakes Dredge & Dock Corp., 7.375%, 02/01/19	120,000	114,300
The Gymboree Corp., 9.125%, 12/01/18	75,000	25,500
H&E Equipment Services, Inc., 7.000%, 09/01/22[1]	90,000	91,800
Halcon Resources Corp.,
8.625%, 02/01/20 (a)[4]	20,000	14,275
13.000%, 02/15/22 (a)[4]	106,000	32,065
HCA, Inc.,
5.250%, 06/15/26	45,000	46,238
5.375%, 02/01/25	130,000	131,585
5.875%, 02/15/26	140,000	144,550
7.500%, 02/15/22	380,000	432,250
HD Supply, Inc., 5.750%, 04/15/24 (a)[7]	55,000	56,650
HealthSouth Corp.,
5.750%, 11/01/24	30,000	30,540
5.750%, 09/15/25	30,000	30,465
The Hertz Corp.,
6.250%, 10/15/22[1]	75,000	75,375
7.375%, 01/15/21[1]	80,000	82,000
Hexion, Inc.,
6.625%, 04/15/20	210,000	175,350
8.875%, 02/01/18	80,000	55,200
Hiland Partners, L.P. / Hiland Partners Finance Corp., 7.250%, 10/01/20 (a)	55,000	57,131
The Hillman Group, Inc., 6.375%, 07/15/22 (a)	70,000	58,800
Hill-Rom Holdings, Inc., 5.750%, 09/01/23 (a)	35,000	36,400
HRG Group, Inc., 7.750%, 01/15/22[1]	15,000	14,944
Huntsman International LLC,
4.875%, 11/15/20[1]	70,000	69,650
5.125%, 11/15/22 (a)	40,000	39,000
iHeartCommunications, Inc., 9.000%, 03/01/21	105,000	73,500
INEOS Group Holdings, S.A., 5.875%, 02/15/19 (a)[1]	200,000	202,250
Infinity Acquisition LLC / Infinity Acquisition Finance Corp., 7.250%, 08/01/22 (a)	60,000	51,900
Infor Software Parent LLC / Infor Software Parent, Inc., (7.125% Cash or 7.875% PIK), 7.125%, 05/01/21 (a)[6]	115,000	86,538
Infor US, Inc., 6.500%, 05/15/22	145,000	132,675

AMG Managers High Yield Fund Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Industrials - 87.6% (continued)
Informatica LLC, 7.125%, 07/15/23 (a)	$90,000	$87,300
Intelsat Jackson Holdings S.A.,
5.500%, 08/01/23	110,000	66,825
6.625%, 12/15/22	55,000	29,700
7.250%, 04/01/19	40,000	29,700
7.250%, 10/15/20	315,000	204,750
7.500%, 04/01/21	35,000	22,400
8.000%, 02/15/24 (a)[1]	35,000	36,138
Intelsat Luxembourg, S.A., 7.750%, 06/01/21	105,000	31,762
International Game Technology PLC, 6.500%, 02/15/25 (a)	200,000	199,000
inVentiv Health, Inc.,
9.000%, 01/15/18 (a)	105,000	108,938
10.000%, 08/15/18 (b)	35,000	34,089
inVentiv Health, Inc., (10.000% Cash or 12.000% PIK), 10.000%, 08/15/18 (a)[6]	53,595	54,399
Isle of Capri Casinos, Inc., 5.875%, 03/15/21	60,000	62,100
J.C. Penney Corp., Inc., 6.375%, 10/15/36	90,000	74,475
Jack Cooper Holdings Corp., 10.250%, 06/01/20 (a), (b)	120,000	85,200
James Hardie International Finance, Ltd., 5.875%, 02/15/23 (a)	20,000	20,300
JCH Parent, Inc., (10.500% Cash or 11.250% PIK), 10.500%, 03/15/19 (a)[6]	46,508	23,952
Kindred Healthcare, Inc.,
8.000%, 01/15/20	30,000	29,925
8.750%, 01/15/23	65,000	62,481
Kinetic Concepts, Inc. / KCI USA, Inc.,
7.875%, 02/15/21 (a)	25,000	26,500
10.500%, 11/01/18 (b)	150,000	151,125
KLX, Inc., 5.875%, 12/01/22 (a)	90,000	90,000
Kratos Defense & Security Solutions, Inc., 7.000%, 05/15/19[1]	74,000	59,200
Level 3 Communications, Inc., 5.750%, 12/01/22	60,000	62,100
Level 3 Financing, Inc., 5.375%, 05/01/25	45,000	45,731
LSB Industries, Inc., 7.750%, 08/01/19[1]	104,000	95,940
LTF Merger Sub, Inc., 8.500%, 06/15/23 (a)	90,000	87,750
Magnachip Semiconductor Corp., 6.625%, 07/15/21 (b)	95,000	68,756
Mallinckrodt International Finance, S.A. / Mallinckrodt CB LLC,
5.625%, 10/15/23 (a)[1]	30,000	27,375
4.875%, 04/15/20 (a)[1]	25,000	23,550
5.500%, 04/15/25 (a)	35,000	31,062
McGraw-Hill Global Education Holdings LLC / McGraw-Hill Global Education Finance, 9.750%, 04/01/21 (b)	55,000	59,950
MEG Energy Corp.,
6.375%, 01/30/23 (a)	25,000	14,875
7.000%, 03/31/24 (a)	110,000	65,450

AMG Managers High Yield Fund Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Industrials - 87.6% (continued)
MGM Resorts International,
6.000%, 03/15/23[1]	$160,000	$166,400
7.750%, 03/15/22[1]	210,000	234,675
Micron Technology, Inc.,
5.500%, 02/01/25	55,000	44,859
5.250%, 01/15/24 (a)	95,000	76,950
Microsemi Corp., 9.125%, 04/15/23 (a)	75,000	82,688
Midcontinent Communications & Midcontinent Finance Corp., 6.875%, 08/15/23 (a)	70,000	72,800
MPLX L.P.,
4.875%, 12/01/24 (a)	30,000	27,745
4.875%, 06/01/25 (a)	115,000	105,049
5.500%, 02/15/23 (a)	85,000	82,400
Neiman Marcus Group, Ltd. LLC, 8.000%, 10/15/21 (a)	40,000	34,600
Neiman Marcus Group, Ltd. LLC (8.750% Cash or 9.500% PIK), 10/15/21 (a)[6]	80,000	62,050
Neptune Finco Corp., 10.875%, 10/15/25 (a)	200,000	217,900
Nexeo Solutions LLC / Nexeo Solutions Finance Corp., 8.375%, 03/01/18	60,000	60,225
Nexstar Broadcasting, Inc., 6.875%, 11/15/20[1]	120,000	125,100
Nielsen Finance LLC / Nielsen Finance Co., 5.000%, 04/15/22 (a)	65,000	66,950
Noranda Aluminum Acquisition Corp., 11.000%, 06/01/19[8]	35,000	525
Oasis Petroleum, Inc.,
6.875%, 03/15/22[1]	85,000	63,325
6.875%, 01/15/23[1]	25,000	18,562
Omega US Sub LLC, 8.750%, 07/15/23 (a)	75,000	72,375
Oshkosh Corp.,
5.375%, 03/01/22	45,000	46,012
5.375%, 03/01/25	20,000	20,250
Party City Holdings, Inc., 6.125%, 08/15/23 (a)[1]	50,000	51,375
Plantronics, Inc., 5.500%, 05/31/23 (a)	45,000	44,325
Post Holdings, Inc.,
7.750%, 03/15/24 (a)	75,000	82,688
7.375%, 02/15/22	100,000	106,125
Quebecor Media, Inc., 5.750%, 01/15/23	155,000	160,425
Quebecor World, Escrow, 6.500%, 08/01/27*,4	165,000	16
Qwest Capital Funding, Inc., 7.750%, 02/15/31	65,000	54,600
Radio Systems Corp., 8.375%, 11/01/19 (a)	105,000	109,462
Rain CII Carbon LLC / CII Carbon Corp., 8.000%, 12/01/18 (a)	30,000	25,050
Regal Entertainment Group,
5.750%, 03/15/22	55,000	57,200
5.750%, 06/15/23	10,000	10,250

AMG Managers High Yield Fund Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Industrials - 87.6% (continued)
Regency Energy Partners, L.P. / Regency Energy Finance Corp.,
5.000%, 10/01/22	$35,000	$32,937
5.500%, 04/15/23	45,000	40,227
5.875%, 03/01/22	20,000	19,454
Reichhold Holdings International B.V.,
12.000%, 03/13/17[4]	51,749	51,749
15.000%, 03/13/17[4]	81,369	81,369
Reichhold LLC, 1.200%, 03/13/17[4]	35,000	35,000
Rentech Nitrogen Partners, L.P. / Rentech Nitrogen Finance Corp., 6.500%, 04/15/21 (a)	40,000	39,600
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu,
5.750%, 10/15/20	95,000	97,731
9.000%, 04/15/19	230,000	233,450
Rite Aid Corp., 6.125%, 04/01/23 (a)	110,000	117,012
Riverbed Technology Inc., 8.875%, 03/01/23 (a)	100,000	100,000
RSI Home Products, Inc., 6.500%, 03/15/23 (a)	105,000	109,988
RSP Permian, Inc., 6.625%, 10/01/22	15,000	14,850
Sabine Pass Liquefaction LLC,
5.750%, 05/15/24	100,000	96,000
6.250%, 03/15/22	100,000	98,375
Sabre GLBL, Inc.,
5.250%, 11/15/23 (a)	35,000	35,784
5.375%, 04/15/23 (a)	70,000	72,188
Sanchez Energy Corp., 6.125%, 01/15/23	65,000	35,425
The Scotts Miracle-Gro Co., 6.000%, 10/15/23 (a)	40,000	42,400
Sensata Technologies BV,
4.875%, 10/15/23 (a)	100,000	100,875
5.000%, 10/01/25 (a)	15,000	15,188
Service Corp. International, 7.500%, 04/01/27	115,000	132,825
Sinclair Television Group, Inc., 6.125%, 10/01/22	105,000	110,906
Sirius XM Radio, Inc.,
5.375%, 04/15/25 (a)	85,000	86,700
5.750%, 08/01/21 (a)[1]	70,000	73,500
6.000%, 07/15/24 (a)	30,000	31,650
SM Energy Co.,
5.625%, 06/01/25	30,000	20,991
6.125%, 11/15/22	10,000	7,340
6.500%, 01/01/23	10,000	7,100
Sprint Capital Corp.,
6.875%, 11/15/28	15,000	11,025
8.750%, 03/15/32	360,000	283,500

AMG Managers High Yield Fund Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Industrials - 87.6% (continued)
Sprint Corp.,
7.625%, 02/15/25	$200,000	$149,500
7.875%, 09/15/23	435,000	334,859
Targa Resources Partners L.P. / Targa Resources Partners Finance Corp.,
4.125%, 11/15/19	20,000	18,988
6.750%, 03/15/24 (a)	55,000	54,312
TEGNA, Inc.,
4.875%, 09/15/21 (a)	15,000	15,488
5.500%, 09/15/24 (a)	45,000	46,519
Tempur Sealy International, Inc., 5.625%, 10/15/23 (a)[1]	30,000	31,012
Tenet Healthcare Corp.,
6.750%, 06/15/23	180,000	173,250
8.125%, 04/01/22	220,000	227,425
Terex Corp.,
6.000%, 05/15/21	135,000	131,288
6.500%, 04/01/20	60,000	58,200
Tesoro Logistics L.P. / Tesoro Logistics Finance Corp.,
5.875%, 10/01/20	58,000	57,782
6.125%, 10/15/21	20,000	20,100
6.250%, 10/15/22 (a)	20,000	19,900
Time, Inc., 5.750%, 04/15/22 (a)	80,000	71,375
T-Mobile USA, Inc.,
6.500%, 01/15/26	65,000	67,844
6.731%, 04/28/22	175,000	183,715
TransDigm, Inc., 6.500%, 05/15/25	80,000	78,500
Trinidad Drilling, Ltd., 7.875%, 01/15/19 (a)	80,000	61,500
Triumph Group, Inc., 4.875%, 04/01/21[1]	80,000	72,992
UCI International LLC, 8.625%, 02/15/19[4,8]	115,000	22,712
Ultra Petroleum Corp., 6.125%, 10/01/24 (a)	50,000	4,000
United Rentals North America, Inc.,
6.125%, 06/15/23[1]	40,000	41,500
7.625%, 04/15/22	100,000	107,000
United States Cellular Corp., 6.700%, 12/15/33	50,000	45,125
Valeant Pharmaceuticals International, Inc.,
5.875%, 05/15/23 (a)	210,000	165,638
6.125%, 04/15/25 (a)[1]	135,000	104,288
7.250%, 07/15/22 (a)	130,000	104,650
7.500%, 07/15/21 (a)	280,000	235,078
Vista Outdoor, Inc., 5.875%, 10/01/23 (a)	35,000	36,838

AMG Managers High Yield Fund Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Industrials - 87.6% (continued)
Western Digital Corp.,
7.375%, 04/01/23 (a)[7]	$65,000	$66,462
10.500%, 04/01/24 (a)[7]	145,000	145,725
Whiting Petroleum Corp.,
Series C, 5.750%, 03/15/21	105,000	86,559
Series D, 6.250%, 04/01/23	50,000	41,594
Williams Partners, L.P. / ACMP Finance Corp., 6.125%, 07/15/22	60,000	55,785
Wind Acquisition Finance, S.A., 7.375%, 04/23/21 (a)	200,000	182,000
Windstream Services LLC,
6.375%, 08/01/23	30,000	22,125
7.500%, 06/01/22[1]	60,000	46,350
7.500%, 04/01/23[1]	15,000	11,288
7.750%, 10/01/21[1]	180,000	147,712
WMG Acquisition Corp.,
5.625%, 04/15/22 (a)	20,000	20,350
6.000%, 01/15/21 (a)	56,000	57,540
WPX Energy, Inc.,
8.250%, 08/01/23	50,000	38,875
5.250%, 09/15/24[1]	25,000	17,500
WR Grace & Co., 5.625%, 10/01/24 (a)	10,000	10,462
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 5.500%, 03/01/25 (a)[1]	150,000	141,938
XPO Logistics, Inc., 6.500%, 06/15/22 (a)[1]	80,000	78,100
Zayo Group LLC / Zayo Capital, Inc.,
6.000%, 04/01/23	50,000	50,156
6.375%, 05/15/25	60,000	58,800
Zebra Technologies Corp., 7.250%, 10/15/22[1]	140,000	152,600
ZF North America Capital, Inc., 4.750%, 04/29/25 (a)	175,000	174,781
Total Industrials		21,360,561
Utilities - 0.8%
AES Corp., 7.375%, 07/01/21	65,000	73,125
Dynegy, Inc., 7.375%, 11/01/22	80,000	74,400
NRG Energy, Inc.,
6.250%, 07/15/22	40,000	37,400
7.875%, 05/15/21	25,000	25,031
Total Utilities		209,956
Total Corporate Bonds and Notes (cost $25,399,620)		23,003,789

AMG Managers High Yield Fund Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Floating Rate Senior Loan Interests - 4.6%[9]
21st Century Oncology Holdings, Inc., Tranche B Term Loan, 6.500%, 04/30/22 (06/30/16)	$99,250	$89,077
Bway Intermediate Company, Inc., Initial Term Loan,
5.500%, 08/14/20 (04/27/16)	2,664	2,591
5.500%, 08/14/20 (05/23/16)	58,697	57,083
5.500%, 08/14/20 (06/06/16)	2,501	2,433
CD&R Millennium Holdco. 6 S.A.R.L. (Mauser Holdings), Initial Term Loan (Second Lien), 8.750%, 07/31/22 (04/29/16)	70,000	60,988
Clear Channel Communications, Inc., Term Loan D, 7.183%, 01/30/19 (04/29/16)	34,927	24,005
Evergreen Skills LUX S.A R.L., Initial Term Loan (First Lien), 5.750%, 04/28/21 (04/29/16)	98,500	79,457
Evergreen Skills LUX S.A R.L., Initial Term Loan (Second Lien), 9.250%, 04/28/22 (04/29/16)	100,000	47,500
Hercules Achievement, Inc. (Varsity Brands), Initial Term Loan (First Lien),
5.000%, 12/10/21 (06/13/16)	93,001	92,614
6.500%, 12/10/21 (06/30/16)	811	808
The Hillman Group, Inc., Initial Term Loan, 4.500%, 06/30/21 (06/30/16)	98,250	96,101
Neiman Marcus Group, Inc., Other Term Loan, 4.250%, 10/25/20 (06/07/16)	156,795	144,034
Ortho-Clinical Diagnostics Holdings Luxembourg S.A.R.L., Initial Term Loan, 4.750%, 06/30/21 (04/01/16)	98,499	90,867
Riverbed Technology Inc., Term Loan, 6.000%, 04/25/22 (06/30/16)	79,200	79,532
Steinway Musical Instruments, Inc., 1st Lien Term Loan, 4.750%, 09/19/19 (04/29/16)	97,021	93,625
Vertaforce, Inc., 2nd Lien Term Loan, 9.750%, 10/27/17 (04/29/16)	45,000	45,079
Wilton Brands LLC (FKA Wilton Brands Inc.), Tranche B Loan,
8.500%, 08/30/18 (05/31/16)	122,363	111,962
9.750%, 08/30/18 (06/30/16)	570	521
Total Floating Rate Senior Loan Interests (cost $1,249,502)		1,118,277

	Shares
Common Stocks - 0.4%
Industrials - 0.4%
Reichhold Cayman Equity[4] (cost $58,016)	148	87,912

AMG Managers High Yield Fund Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Short-Term Investments - 20.6%
Repurchase Agreements - 12.0%[2]
Cantor Fitzgerald Securities, dated 03/31/16, due 04/01/16, 0.350%, total to be received $1,000,010 (collateralized by various U.S. Government Agency Obligations, 0.000% - 10.500%, 04/25/16 - 01/20/66, totaling $1,012,000)	$1,000,000	$1,000,000
Citigroup Global Markets Inc, 03/31/16, due 04/01/16, 0.330%, total to be received $919,628 (collateralized by various U.S. Government Agency Obligations, 0.000% - 11.500%, 04/01/16 - 02/20/2061, totaling $938,012)	919,620	919,620
Nomura Securities International Inc, dated 03/31/16, due 04/01/16, 0.330%, total to be received $1,000,009 (collateralized by various U.S. Government Agency Obligations, 0.000% - 9.500%, 01/01/17 - 01/20/66, totaling $1,012,000)	1,000,000	1,000,000
Total Repurchase Agreements		2,919,620

	Shares
Other Investment Companies - 8.6%[3]
Dreyfus Institutional Cash Advantage Fund, Institutional Class Shares, 0.38%[10]	2,111,147	2,111,147
Total Short-Term Investments
(cost $5,030,767)		5,030,767
Total Investments - 119.9% (cost $31,737,905)		29,240,745
Other Assets, less Liabilities - (19.9)%		(4,854,562)
Net Assets - 100.0%		$24,386,183

AMG Managers Intermediate Duration Government Fund Schedule of Portfolio Investments (unaudited) March 31, 2016

	Principal Amount	Value
Asset-Backed Securities - 5.6%
American Homes 4 Rent, Series 2014-SFR1, Class A, 1.441%, 06/17/31 (05/17/16) (a)[9,10]	$1,210,949	$1,187,283
American Residential Properties Trust, Series 2014-SFR1, Class A, 1.541%, 09/17/31 (05/17/16) (a)[9,10]	2,653,189	2,565,896
Colony American Homes, Series 2014-2A, Class A, 1.382%, 07/17/31 (05/17/16) (a)[9]	1,799,822	1,755,313
Invitation Homes Trust,
Series 2013-SFR1, Class A, 1.591%, 12/17/30 (05/17/16) (a)[9,10]	1,992,707	1,970,612
Series 2014-SFR1, Class A, 1.441%, 06/17/31 (05/17/16) (a)[9]	99,643	97,394
Series 2015-SFR1, Class A, 1.891%, 03/17/32 (05/17/16) (a)[9]	322,488	318,788
Series 2015-SFR3, Class A, 1.741%, 08/17/32 (05/17/16) (a)[9]	493,460	486,182
Progress Residential Trust, Series 2015-SFR2, Class A, 2.740%, 06/12/32 (a)[10]	2,998,712	2,978,146
SWAY Residential Trust, Series 2014-1, Class A, 1.741%, 01/17/32 (05/17/16) (a)[9]	327,129	321,710
Total Asset-Backed Securities (cost $11,761,778)		11,681,324
Mortgage-Backed Securities - 5.2%
American Home Mortgage Assets Trust, Series 2005-1, Class 1A1, 2.795%, 11/25/35 (05/25/16)[9]	72,162	61,478
American Home Mortgage Investment Trust,
Series 2004-1, Class 4A, 2.881%, 04/25/44 (05/25/16)[9]	113,671	105,364
Series 2005-1, Class 5A1, 2.881%, 06/25/45 (05/25/16)[9]	35,873	34,967
Bank of America Funding Trust, Series 2004-B, Class 1A2, 2.811%, 12/20/34 (05/20/16)[9]	104,806	94,657
Bear Stearns Commercial Mortgage Securities Trust,
Series 2006-PW14, Class A1A, 5.189%, 12/11/38	644,655	653,986
Series 2006-T24, Class A4, 5.537%, 10/12/41	1,457,646	1,469,246
Series 2007-PW16, Class A4, 5.721%, 06/11/40[5,10]	1,779,740	1,823,083
COBALT CMBS Commercial Mortgage Trust, Series 2006-C1, Class A4, 5.223%, 08/15/48	1,103,529	1,114,772
COMM 2006-C8 Mortgage Trust, Series 2006-C8, Class A4, 5.306%, 12/10/46	1,303,072	1,319,243
Countrywide Home Loan reperforming loan REMIC Trust, Series 2004-R2, Class 1AF1, 0.853%, 11/25/34 (04/25/16) (a)[4,9]	106,592	89,777
Credit Suisse Commercial Mortgage Trust, Series 2006-C3, Class A1A, 6.143%, 06/15/38[5]	341,188	340,838
GSMPS Mortgage Loan Trust, Series 2005-RP2, Class 1AF, 0.783%, 03/25/35 (04/25/16) (a)[4,9]	168,666	142,160
GSR Mortgage Loan Trust, Series 2004-5, Class 1A3, 2.350%, 05/25/34 (05/25/16)[9]	37,967	36,210
Harborview Mortgage Loan Trust, Series 2004-7, Class 2A2, 2.549%, 11/19/34 (05/19/16)[5]	62,822	55,573
LB-UBS Commercial Mortgage Trust, Series 2006-C4, Class A4, 5.856%, 06/15/38[5]	120,544	120,525
Morgan Stanley Capital I Trust,
Series 2006-HQ9, Class A1A, 5.728%, 07/12/44[5]	296,714	296,580
Series 2006-IQ12, Class A4, 5.332%, 12/15/43	799,889	806,854
Structured Asset Securities Corp., Series 2005-RF1, Class A, 0.783%, 03/25/35 (04/25/16) (a)[4,9]	192,177	156,870
Wachovia Bank Commercial Mortgage Trust,
Series 2006-C27, Class A3, 5.765%, 07/15/45[5]	426,283	425,624
Series 2006-C29, Class A4, 5.308%, 11/15/48	1,518,725	1,531,875
Wells Fargo Mortgage Backed Securities Trust, Series 2007-16, Class 1A1, 6.000%, 12/28/37	182,131	187,956
Total Mortgage-Backed Securities (cost $11,107,369)		10,867,638

AMG Managers Intermediate Duration Government Fund Schedule of Portfolio Investments (continued)

	Principal Amount	Value
U.S. Government and Agency Obligations - 97.5%
Federal Home Loan Mortgage Corporation - 29.6%
FHLMC,
2.592%, 11/01/33 (06/15/16)[9,10]	$844,570	$896,704
3.076%, 02/01/37 (06/15/16)[9]	59,481	63,663
FHLMC Gold Pool,
3.000%, 06/01/45	1,737,030	1,782,426
3.500%, 04/01/32 to 01/01/44[10]	10,606,989	11,173,241
3.500%, TBA 30 years[7,11]	5,500,000	5,757,178
4.000%, 05/01/24 to 07/01/44[10]	5,845,009	6,256,131
4.000%, TBA 30 years[7,11]	22,000,000	23,439,882
4.500%, 02/01/20 to 09/01/41[10]	2,774,051	3,003,082
5.000%, 05/01/18 to 06/01/41[10]	3,302,742	3,640,504
5.500%, 11/01/17 to 01/01/40[10]	3,020,356	3,374,435
6.000%, 09/01/17 to 01/01/24[10]	764,889	830,292
7.000%, 07/01/19	86,156	90,294
7.500%, 07/01/34[10]	787,111	964,377
Total Federal Home Loan Mortgage Corporation		61,272,209
Federal National Mortgage Association - 43.9%
FNMA,
2.172%, 06/01/34 (05/25/16)[9,10]	603,282	626,096
2.440%, 08/01/34 (05/25/16)[9]	266,386	281,831
2.500%, 02/01/43	788,593	786,052
3.000%, 03/01/43 to 04/01/45[10]	3,296,186	3,388,073
3.000%, TBA 30 years[7,11]	2,000,000	2,051,562
3.500%, 05/01/42 to 11/01/45[10]	14,135,657	14,869,251
3.500%, TBA 30 years[7,11]	20,010,000	20,980,017
4.000%, 01/01/26 to 11/01/45[10]	11,843,540	12,708,841
4.000%, TBA 30 years[7,11]	11,400,000	12,162,375
4.500%, 11/01/26 to 05/01/45[10]	6,839,538	7,467,247
4.500%, TBA 30 years[7,11]	7,500,000	8,160,937
4.750%, 07/01/34 to 09/01/34	293,317	324,767
5.000%, 06/01/18 to 11/01/39	248,536	272,290
5.500%, 03/01/17 to 08/01/41[10]	3,322,298	3,730,013
6.000%, 08/01/17 to 06/01/39[10]	1,467,926	1,632,492
6.500%, 11/01/28 to 07/01/32	98,672	105,438
7.000%, 11/01/22[10]	417,883	455,844
FNMA REMICS,
Series 1994-55, Class H, 7.000%, 03/25/24[10]	551,502	608,429

AMG Managers Intermediate Duration Government Fund Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Federal National Mortgage Association - 43.9% (continued)
FNMA REMICS,
Series 2005-13, Class AF, 0.833%, 03/25/35 (04/25/16)[9,10]	$273,147	$273,704
FNMA REMICS Whole Loan, Series 2003-W4, Class 4A, 6.971%, 10/25/42[5]	66,978	78,224
Total Federal National Mortgage Association		90,963,483
Government National Mortgage Association - 23.1%
GNMA,
3.000%, 11/15/42 to 06/20/45	4,087,479	4,246,288
3.000%, 06/20/16 (05/20/16)[9]	140	140
3.000%, TBA 30 years[7,11]	3,200,000	3,314,812
3.500%, 08/15/43 to 11/20/45[10]	8,959,918	9,498,643
4.000%, 06/20/43 to 03/20/46[10]	13,003,368	14,014,544
4.000%, TBA 30 years[7,11]	2,100,000	2,672,363
4.500%, 05/15/39 to 02/15/46[10,11]	6,178,548	6,780,650
5.000%, 12/15/35 to 12/15/45[10]	5,282,948	5,899,320
5.500%, 10/15/39 to 11/15/39[10]	1,352,638	1,534,756
7.500%, 09/15/28 to 11/15/31	21,340	22,298
Total Government National Mortgage Association		47,983,814
Interest Only Strips - 0.9%
FHLMC,
Series 212, Class IO, 6.000%, 05/01/31[4]	1,291	275
Series 233, Class 5, 4.500%, 09/15/35	85,042	13,841
FHLMC REMICS,
Series 2380, Class SI, 7.464%, 06/15/31 (05/15/16)[4,9]	11,106	2,591
Series 2922, Class SE, 6.314%, 02/15/35 (05/15/16)[9]	108,472	22,514
Series 2934, Class HI, 5.000%, 02/15/20	41,206	2,757
Series 2934, Class KI, 5.000%, 02/15/20	31,562	1,889
Series 2965, Class SA, 5.614%, 05/15/32 (05/15/16)[9]	221,854	38,053
Series 2967, Class JI, 5.001%, 04/15/20	77,976	5,350
Series 2980, Class SL, 6.264%, 11/15/34 (05/15/16)[9]	144,649	38,959
Series 3031, Class BI, 6.254%, 08/15/35 (05/15/16)[9]	299,252	70,653
Series 3065, Class DI, 6.184%, 04/15/35 (05/15/16)[9]	259,239	53,167
Series 3114, Class GI, 6.164%, 02/15/36 (05/15/16)[9]	215,860	54,827
Series 3308, Class S, 6.764%, 03/15/32 (05/15/16)[9]	208,700	45,832
Series 3424, Class XI, 6.134%, 05/15/36 (05/15/16)[9]	230,964	46,050
Series 3489, Class SD, 7.364%, 06/15/32 (05/15/16)[9]	122,048	26,941
Series 3606, Class SN, 5.814%, 12/15/39 (05/15/16)[9]	291,028	53,449
Series 3685, Class EI, 5.001%, 03/15/19	179,281	5,974
Series 3731, Class IO, 5.000%, 07/15/19	86,722	3,283
Series 3882, Class AI, 5.000%, 06/15/26	154,732	8,682

AMG Managers Intermediate Duration Government Fund Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Interest Only Strips - 0.9% (continued)
FNMA,
Series 215, Class 2, 7.000%, 04/25/23[4]	$68,117	$11,303
Series 222, Class 2, 7.000%, 06/25/23[4]	6,616	1,114
Series 343, Class 21, 4.000%, 09/25/18	53,698	1,925
Series 343, Class 22, 4.000%, 11/25/18	28,910	1,072
Series 351, Class 3, 5.000%, 04/25/34	69,374	12,672
Series 351, Class 4, 5.000%, 04/25/34	40,350	7,370
Series 351, Class 5, 5.000%, 04/25/34	34,075	6,224
Series 365, Class 4, 5.000%, 04/25/36	89,016	15,421
FNMA REMICS,
Series 2004-49, Class SQ, 6.617%, 07/25/34 (04/25/16)[9]	91,622	18,828
Series 2004-51, Class SX, 6.687%, 07/25/34 (04/25/16)[9]	122,531	28,861
Series 2004-64, Class SW, 6.617%, 08/25/34 (04/25/16)[9]	373,536	81,748
Series 2005-12, Class SC, 6.317%, 03/25/35 (04/25/16)[9]	141,538	29,744
Series 2005-45, Class SR, 6.287%, 06/25/35 (04/25/16)[9]	291,442	59,562
Series 2005-65, Class KI, 6.567%, 08/25/35 (04/25/16)[9,10]	681,225	139,824
Series 2005-89, Class S, 6.267%, 10/25/35 (04/25/16)[9]	690,485	139,700
Series 2006-3, Class SA, 5.717%, 03/25/36 (04/25/16)[9]	142,521	25,149
Series 2007-75, Class JI, 6.112%, 08/25/37 (04/25/16)[9]	141,044	25,298
Series 2008-86, Class IO, 4.500%, 03/25/23	166,574	6,449
Series 2009-31, Class PI, 5.000%, 11/25/38	913,957	126,789
Series 2010-37, Class GI, 5.000%, 04/25/25	170,107	5,324
Series 2010-65, Class IO, 5.000%, 09/25/20	298,399	16,740
Series 2010-121, Class IO, 5.000%, 10/25/25	104,035	5,091
Series 2011-69, Class AI, 5.000%, 05/25/18	220,040	7,131
Series 2011-88, Class WI, 3.500%, 09/25/26	331,908	33,748
Series 2011-124, Class IC, 3.500%, 09/25/21	287,876	15,291
Series 2012-126, Class SJ, 4.567%, 11/25/42 (04/25/16)[9]	712,049	118,050
GNMA,
Series 2011-32, Class KS, 11.217%, 06/16/34 (05/16/16)[9]	247,492	35,981
Series 2011-94, Class IS, 6.259%, 06/16/36 (05/16/16)[9]	232,344	32,876
Series 2011-157, Class SG, 6.168%, 12/20/41 (04/20/16)[9]	940,880	208,225
Series 2011-167, Class IO, 5.000%, 12/16/20	208,996	9,939
Series 2012-34, Class KS, 5.609%, 03/16/42 (05/16/16)[9]	409,645	96,438
Series 2012-69, Class QI, 4.000%, 03/16/41	279,837	42,404
Series 2012-103, Class IB, 3.500%, 04/20/40	243,738	27,661
Total Interest Only Strips		1,889,039
Total U.S. Government and Agency Obligations (cost $198,560,736)		202,108,545

AMG Managers Intermediate Duration Government Fund Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Short-Term Investments - 27.2%
U.S. Treasury Bills - 0.1%
U. S. Treasury Bills, 0.21%, 06/23/16[12,13]	$140,000	$139,933

	Shares
Other Investment Companies - 27.1%[3]
Dreyfus Institutional Cash Advantage Fund, Institutional Class Shares, 0.38%[10]	27,288,308	27,288,308
JP Morgan US Government Money Market Fund, 0.42%	9,004,366	9,004,366
JPMorgan Liquid Assets Money Market Fund, Capital Shares, 0.40%	10,039,149	10,039,149
JPMorgan Prime Money Market Fund, Capital Shares, 0.42%	10,014,314	10,014,314
Total Other Investment Companies		56,346,137
Total Short-Term Investments (cost $56,486,055)		56,486,070
Total Investments - 135.5% (cost $277,915,938)		281,143,577
Other Assets, less Liabilities - (35.5)%		(73,732,138)
Net Assets - 100.0%		$207,411,439

AMG Managers Short Duration Government Fund Schedule of Portfolio Investments (unaudited) March 31, 2016

	Principal Amount	Value
Asset-Backed Securities - 11.0%
American Homes 4 Rent, Series 2014-SFR1, Class A, 1.441%, 06/17/31 (05/17/16) (a)[9]	$1,763,142	$1,728,685
American Residential Properties Trust, Series 2014-SFR1, Class A, 1.541%, 09/17/31 (05/17/16) (a)[9]	5,950,938	5,755,146
AmeriCredit Automobile Receivables Trust,
Series 2012-1, Class C, 2.670%, 01/08/18	10,556	10,558
Series 2012-3, Class D, 3.030%, 07/09/18	1,000,000	1,008,201
Colony American Homes,
Series 2014-2A, Class A, 1.382%, 07/17/31 (05/17/16) (a)[9]	1,717,208	1,674,741
Series 2015-1A, Class A, 1.641%, 07/17/32 (05/17/16) (a)[9]	1,427,802	1,395,392
Invitation Homes Trust,
Series 2013-SFR1, Class A, 1.591%, 12/17/30 (05/17/16) (a)[9]	1,007,387	996,217
Series 2014-SFR1, Class A, 1.441%, 06/17/31 (05/17/16) (a)[9]	996,430	973,937
Series 2014-SFR2, Class A, 1.541%, 09/17/31 (05/17/16) (a)[9]	1,130,396	1,106,783
Series 2015-SFR1, Class A, 1.891%, 03/17/32 (05/17/16) (a)[9]	567,964	561,447
Series 2015-SFR3, Class A, 1.741%, 08/17/32 (05/17/16) (a)[9]	592,152	583,419
Santander Drive Auto Receivables Trust,
Series 2012-2, Class D, 3.870%, 02/15/18	839,180	846,356
Series 2012-3, Class D, 3.640%, 05/15/18	3,657,000	3,695,868
Series 2012-4, Class C, 2.940%, 12/15/17	844,697	846,741
Series 2012-4, Class D, 3.500%, 06/15/18	3,790,000	3,828,927
Series 2012-6, Class D, 2.520%, 09/17/18	3,680,000	3,704,365
SWAY Residential Trust, Series 2014-1, Class A, 1.741%, 01/17/32 (05/17/16) (a)[9]	565,041	555,681
Total Asset-Backed Securities (cost $29,420,918)		29,272,464
Mortgage-Backed Securities - 2.8%
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-PW14, Class A1A, 5.189%, 12/11/38	1,643,870	1,667,664
Merrill Lynch Mortgage Investors Trust, Series 1998-C1, Class A3, 6.720%, 11/15/26[5]	212,186	213,224
Morgan Stanley Capital I Trust,
Series 2006-HQ9, Class A1A, 5.728%, 07/12/44[5]	720,590	720,266
Series 2006-IQ12, Class A4, 5.332%, 12/15/43	2,008,343	2,025,829
Wachovia Bank Commercial Mortgage Trust, Series 2006-C29, Class A4, 5.308%, 11/15/48	2,728,010	2,751,631
Total Mortgage-Backed Securities (cost $7,504,892)		7,378,614
U.S. Government and Agency Obligations - 88.3%
Federal Home Loan Mortgage Corporation - 20.2%
FHLMC,
2.372%, 11/01/33 (06/15/16)[9]	834,136	876,686
2.410%, 10/01/28 (06/15/16)[9]	28,218	29,774
2.469%, 10/01/33 (06/15/16)[9]	992,922	1,045,594
2.482%, 07/01/34 (06/15/16)[9]	305,586	322,140
2.484%, 10/01/33 (05/25/16)[9]	1,620,900	1,718,299
2.556%, 05/01/34 (06/15/16)[9]	1,818,423	1,913,490

AMG Managers Short Duration Government Fund Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Federal Home Loan Mortgage Corporation - 20.2% (continued)
FHLMC,
2.567%, 11/01/33 (06/15/16)[9]	$948,365	$1,004,964
2.599%, 12/01/32 (06/15/16)[9]	409,532	430,442
2.600%, 12/01/33 (06/15/16)[9]	1,300,277	1,368,948
2.614%, 04/01/34 (06/15/16)[9]	560,414	590,203
2.702%, 09/01/33 (06/15/16)[9]	1,669,366	1,757,670
2.872%, 02/01/23 (06/15/16)[9]	169,041	178,293
2.886%, 03/01/34 (06/15/16)[9]	2,405,399	2,539,458
2.894%, 06/01/35 (06/15/16)[9]	618,871	656,318
3.076%, 02/01/37 (06/15/16)[9]	710,366	760,312
3.115%, 05/01/35 (06/15/16)[9]	1,020,698	1,088,792
FHLMC Gold Pool,
3.000%, 04/01/31	2,983,108	3,128,701
4.000%, 05/01/24 to 12/01/26	5,745,173	6,120,300
4.500%, 05/01/19 to 06/01/40	7,287,622	7,880,203
5.000%, 10/01/18 to 08/01/20	1,642,977	1,708,260
5.500%, 08/01/24 to 08/01/40	8,185,001	9,211,084
6.000%, 02/01/22 to 01/01/24	3,870,954	4,212,741
6.500%, 03/01/18 to 10/01/23	268,716	288,310
7.000%, 06/01/17 to 07/01/19	102,325	106,102
7.500%, 04/01/29 to 03/01/33	271,543	320,840
FHLMC REMICS,
Series 2427, Class LW, 6.000%, 03/15/17	143,075	145,827
Series 2627, Class BM, 4.500%, 06/15/18	80,199	82,285
Series 2631, Class PD, 4.500%, 06/15/18	26,827	27,586
Series 2668, Class AZ, 4.000%, 09/15/18	454,168	465,116
Series 2682, Class LC, 4.500%, 07/15/32	325,848	329,417
Series 2683, Class JB, 4.000%, 09/15/18	290,136	296,755
Series 2684, Class PE, 5.000%, 01/15/33	48,028	48,337
Series 2786, Class BC, 4.000%, 04/15/19	107,525	110,768
Series 2809, Class UC, 4.000%, 06/15/19	116,608	119,798
Series 2877, Class PA, 5.500%, 07/15/33	98,870	102,352
Series 2935, Class LM, 4.500%, 02/15/35	311,349	317,877
Series 3033, Class CI, 5.500%, 01/15/35	180,559	186,400
Series 3535, Class CA, 4.000%, 05/15/24	93,340	95,507
Series 3609, Class LA, 4.000%, 12/15/24	346,215	356,288
Series 3632, Class AG, 4.000%, 06/15/38	231,831	240,371
Series 3653, Class JK, 5.000%, 11/15/38	220,624	234,957
Series 3756, Class DA, 1.200%, 11/15/18	364,608	364,845
Series 3798, Class BD, 2.500%, 06/15/24	457,195	458,980

AMG Managers Short Duration Government Fund Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Federal Home Loan Mortgage Corporation - 20.2% (continued)
FHLMC REMICS,
Series 3818, Class UA, 1.350%, 02/15/17	$124,110	$124,128
Series 3827, Class CA, 1.500%, 04/15/17	63,918	63,939
Series 3846, Class CK, 1.500%, 09/15/20	92,472	92,661
Total Federal Home Loan Mortgage Corporation		53,522,118
Federal National Mortgage Association - 56.0%
FNMA,
1.984%, 08/01/34 (05/25/16)[9]	248,133	255,094
2.116%, 02/01/33 (5/25/16)[9]	1,107,301	1,144,946
2.133%, 01/01/24 (05/25/16)[9]	383,383	388,551
2.172%, 06/01/34 (05/25/16)[9]	756,873	785,496
2.175%, 09/01/33 (05/25/16)[9]	866,116	913,108
2.219%, 08/01/33 (05/25/16)[9]	446,458	463,441
2.389%, 10/01/35 (05/25/16)[9]	1,374,293	1,442,504
2.395%, 01/01/34 (05/25/16)[9]	639,634	673,272
2.405%, 09/01/33 (05/25/16)[9]	402,368	422,618
2.414%, 05/01/33 (05/25/16)[9]	1,510,119	1,583,258
2.440%, 08/01/34 (05/25/16)[9]	332,982	352,288
2.443%, 06/01/33 (05/25/16)[9]	373,591	394,478
2.456%, 12/01/33 (05/25/16)[9]	483,335	504,530
2.472%, 08/01/36 (05/25/16)[9]	194,268	203,978
2.480%, 06/01/35 to 05/01/36 (05/25/16)[9]	349,551	371,125
2.488%, 01/01/36 (05/25/16)[9]	57,012	59,669
2.495%, 07/01/34 (05/25/16)[9]	1,292,586	1,364,585
2.509%, 01/01/25 (05/25/16)[9]	350,640	365,814
2.520%, 09/01/37 (05/25/16)[9]	206,808	218,171
2.545%, 05/01/34 (05/25/16)[9]	1,774,169	1,874,165
2.558%, 03/01/34 to 12/01/34 (5/25/16)[9]	2,664,160	2,808,466
2.563%, 01/01/26 (05/25/16)[9]	196,651	202,341
2.570%, 01/01/33 (05/25/16)[9]	31,716	32,444
2.580%, 06/01/34 (05/25/16)[9]	2,158,014	2,283,983
2.624%, 02/01/37 (05/25/16)[9]	258,991	271,831
2.646%, 11/01/34 (05/25/16)[9]	3,247,617	3,423,865
2.664%, 12/01/34 (05/25/16)[9]	2,116,503	2,237,029
2.677%, 08/01/35 (05/25/16)[9]	1,371,213	1,442,790
2.689%, 04/01/37 (05/25/16)[9,10]	5,262,782	5,540,210
2.699%, 01/01/36 (05/25/16)[9]	3,464,164	3,667,354
2.720%, 04/01/34 (05/25/16)[9]	513,846	542,240
2.732%, 01/01/36 (05/25/16)[9]	45,169	47,683
2.764%, 04/01/34 (05/25/16)[9]	588,398	621,599

AMG Managers Short Duration Government Fund Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Federal National Mortgage Association - 56.0% (continued)
FNMA,
2.776%, 01/01/33 (05/25/16)[9]	$1,061,841	$1,115,759
2.781%, 03/01/33 (05/25/16)[9]	369,108	386,570
2.785%, 01/01/34 (05/25/16)[9]	1,636,866	1,721,976
3.000%, 01/01/31 to 04/01/31	5,779,368	6,057,385
3.000%, TBA 15 years,[7,11]	17,500,000	18,279,296
3.500%, 11/01/30[10]	9,782,341	10,453,993
4.000%, 10/01/21 to 08/01/30	1,278,823	1,351,969
4.500%, 10/01/19 to 10/01/44	12,345,967	13,487,043
5.000%, 10/01/19 to 09/01/25	6,034,347	6,433,671
5.500%, 07/01/24 to 08/01/41[10]	22,718,570	25,870,252
6.000%, 09/01/21 to 08/01/37	8,159,924	9,164,654
6.500%, 04/01/17 to 08/01/32	3,662,605	4,252,089
7.000%, 11/01/22	1,557,547	1,699,039
7.500%, 08/01/33 to 09/01/33	65,693	82,742
FNMA Grantor Trust,
Series 2002-T5, Class A1, 0.673%, 05/25/32 (04/25/16)[9]	253,762	245,161
Series 2003-T4, Class 1A, 0.655%, 09/26/33 (04/26/16)[9]	13,743	13,633
FNMA REMICS,
Series 1994-31, Class ZC, 6.500%, 02/25/24	461,146	527,487
Series 1994-76, Class J, 5.000%, 04/25/24	117,045	120,420
Series 2001-63, Class FA, 0.990%, 12/18/31 (05/18/16)[9]	456,366	462,995
Series 2001-76, Class UD, 5.500%, 01/25/17	157,591	159,588
Series 2002-47, Class FD, 0.833%, 08/25/32 (04/25/16)[9]	474,857	479,488
Series 2002-56, Class UC, 5.500%, 09/25/17	94,879	97,053
Series 2002-74, Class FV, 0.883%, 11/25/32 (04/25/16)[9]	841,899	844,803
Series 2003-2, Class FA, 0.933%, 02/25/33 (04/25/16)[9]	401,834	406,666
Series 2003-3, Class HJ, 5.000%, 02/25/18	72,445	74,175
Series 2003-64, Class YA, 3.000%, 05/25/23	63,405	64,019
Series 2004-1, Class AC, 4.000%, 02/25/19	54,263	55,638
Series 2004-21, Class AE, 4.000%, 04/25/19	259,640	266,686
Series 2004-27, Class HB, 4.000%, 05/25/19	131,887	135,804
Series 2004-53, Class NC, 5.500%, 07/25/24	355,860	388,301
Series 2005-13, Class AF, 0.833%, 03/25/35 (04/25/16)[9]	509,175	510,214
Series 2005-19, Class PA, 5.500%, 07/25/34	204,163	218,564
Series 2005-58, Class EP, 5.500%, 07/25/35	277,549	306,358
Series 2005-68, Class PB, 5.750%, 07/25/35	49,017	52,026
Series 2005-68, Class PC, 5.500%, 07/25/35	294,591	312,622
Series 2006-18, Class PD, 5.500%, 08/25/34	25,349	25,582
Series 2007-56, Class FN, 0.803%, 06/25/37 (04/25/16)[9]	218,863	218,525

AMG Managers Short Duration Government Fund Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Federal National Mortgage Association - 56.0% (continued)
FNMA REMICS,
Series 2008-59, Class KB, 4.500%, 07/25/23	$121,394	$125,721
Series 2010-12, Class AC, 2.500%, 12/25/18	152,969	154,650
Series 2010-48, Class GV, 5.000%, 05/25/21	325,144	326,280
Series 2011-60, Class UC, 2.500%, 09/25/39	345,578	352,000
FNMA REMICS Whole Loan,
Series 2003-W1, Class 2A, 6.348%, 12/25/42[5]	18,235	21,495
Series 2003-W4, Class 4A, 6.971%, 10/25/42[5]	401,870	469,345
Series 2003-W13, Class AV2, 0.713%, 10/25/33 (04/25/16)[4,9]	18,591	17,925
Series 2004-W5, Class F1, 0.883%, 02/25/47 (04/25/16)[9]	456,704	456,284
Series 2004-W14, Class 1AF, 0.833%, 07/25/44 (04/25/16)[9]	1,867,330	1,841,614
Series 2005-W2, Class A1, 0.633%, 05/25/35 (04/25/16)[9]	1,195,886	1,182,678
Total Federal National Mortgage Association		148,193,164
Government National Mortgage Association - 4.8%
GNMA,
4.000%, 09/15/18	151,770	159,283
4.500%, 04/15/18 to 07/15/24	1,022,018	1,072,585
5.000%, 01/15/46	1,379,630	1,528,561
6.000%, 01/15/36	7,226,560	8,403,285
9.500%, 12/15/17	543	549
Series 2000-36, Class F, 0.991%, 11/16/30 (05/16/16)[9]	510,376	513,649
Series 2010-2, Class F, 0.991%, 01/16/40 (05/16/16)[9]	1,046,452	1,049,954
Total Government National Mortgage Association		12,727,866
Interest Only Strips - 2.3%
FHLMC,
Series 215, Class IO, 8.000%, 06/15/31[4]	92,971	25,901
Series 233, Class 5, 4.500%, 09/15/35	43,389	7,062
FHLMC REMICS,
Series 2649, Class IM, 7.000%, 07/15/33	339,800	85,914
Series 2922, Class SE, 6.317%, 02/15/35 (05/15/16)[9]	244,500	50,747
Series 2934, Class HI, 5.000%, 02/15/20	58,866	3,938
Series 2934, Class KI, 5.000%, 02/15/20	36,822	2,204
Series 2965, Class SA, 5.617%, 05/15/32 (05/15/16)[9]	549,336	94,225
Series 2967, Class JI, 5.000%, 04/15/20	183,493	12,590
Series 2980, Class SL, 6.267%, 11/15/34 (05/15/16)[9]	319,217	85,976
Series 2981, Class SU, 7.367%, 05/15/30 (05/15/16)[9]	262,611	55,707
Series 3031, Class BI, 6.257%, 08/15/35 (05/15/16)[9]	914,790	215,980
Series 3065, Class DI, 6.187%, 04/15/35 (05/15/16)[9]	792,475	162,527
Series 3114, Class GI, 6.167%, 02/15/36 (05/15/16)[9]	1,329,830	337,770

AMG Managers Short Duration Government Fund Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Interest Only Strips - 2.3% (continued)
FHLMC REMICS,
Series 3308, Class S, 6.767%, 03/15/32 (05/15/16)[9]	$473,419	$103,967
Series 3424, Class XI, 6.137%, 05/15/36 (05/15/16)[9]	601,618	119,951
Series 3489, Class SD, 7.367%, 06/15/32 (05/15/16)[9]	273,147	60,295
Series 3606, Class SN, 5.817%, 12/15/39 (05/15/16)[9]	774,779	142,293
Series 3685, Class EI, 5.000%, 03/15/19	400,331	13,340
Series 3731, Class IO, 5.000%, 07/15/19	196,718	7,447
Series 3882, Class AI, 5.000%, 06/15/26	123,760	6,944
FNMA,
Series 92, Class 2, 9.000%, 12/25/16[4]	901	16
Series 306, Class IO, 8.000%, 05/25/30[4]	73,988	20,427
Series 365, Class 4, 5.000%, 04/25/36	60,068	10,406
FNMA REMICS,
Series 2001-82, Class S, 7.397%, 05/25/28 (04/25/16)[4,9]	233,336	56,648
Series 2003-48, Class SJ, 5.567%, 06/25/18 (04/25/16)[4,9]	42,981	1,027
Series 2004-49, Class SQ, 6.617%, 07/25/34 (04/25/16)[9]	204,320	41,988
Series 2004-51, Class SX, 6.687%, 07/25/34 (04/25/16)[9]	307,520	72,434
Series 2004-64, Class SW, 6.617%, 08/25/34 (04/25/16)[9]	859,568	188,116
Series 2004-66, Class SE, 6.067%, 09/25/34 (04/25/16)[9]	140,539	27,663
Series 2005-5, Class SD, 6.267%, 01/25/35 (04/25/16)[9]	235,602	41,498
Series 2005-12, Class SC, 6.317%, 03/25/35 (04/25/16)[9]	318,418	66,915
Series 2005-45, Class SR, 6.287%, 06/25/35 (04/25/16)[9]	718,109	146,761
Series 2005-65, Class KI, 6.567%, 08/25/35 (04/25/16)[9]	1,699,042	348,734
Series 2005-66, Class GS, 6.417%, 07/25/20 (04/25/16)[9]	102,459	8,426
Series 2006-3, Class SA, 5.717%, 03/25/36 (04/25/16)[9]	329,852	58,204
Series 2007-75, Class JI, 6.112%, 08/25/37 (04/25/16)[9]	169,218	30,351
Series 2007-85, Class SI, 6.027%, 09/25/37 (04/25/16)[9]	344,589	70,548
Series 2008-86, Class IO, 4.500%, 03/25/23	416,966	16,143
Series 2008-87, Class AS, 7.217%, 07/25/33 (04/25/16)[9]	1,008,214	224,124
Series 2009-31, Class PI, 5.000%, 11/25/38	1,063,256	147,500
Series 2010-37, Class GI, 5.000%, 04/25/25	436,968	13,677
Series 2010-65, Class IO, 5.000%, 09/25/20	771,341	43,271
Series 2010-68, Class SJ, 6.117%, 07/25/40 (04/25/16)[9]	376,519	81,881
Series 2010-105, Class IO, 5.000%, 08/25/20	405,378	26,083
Series 2010-121, Class IO, 5.000%, 10/25/25	279,195	13,663
Series 2011-69, Class AI, 5.000%, 05/25/18	587,832	19,050
Series 2011-88, Class WI, 3.500%, 09/25/26	973,873	99,022
Series 2011-124, Class IC, 3.500%, 09/25/21	1,364,958	72,503
Series 2012-126, Class SJ, 4.567%, 11/25/42 (04/25/16)[9]	4,683,029	776,398

AMG Managers Short Duration Government Fund Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Interest Only Strips - 2.3% (continued)
GNMA,
Series 2011-32, Class KS, 11.217%, 06/16/34 (05/16/16)[9]	$601,270	$87,414
Series 2011-94, Class IS, 6.259%, 06/16/36 (05/16/16)[9]	522,013	73,864
Series 2011-146, Class EI, 5.000%, 11/16/41	330,226	75,364
Series 2011-157, Class SG, 6.168%, 12/20/41 (04/20/16)[9]	1,245,970	275,744
Series 2011-167, Class IO, 5.000%, 12/16/20	1,230,873	58,534
Series 2012-34, Class KS, 5.609%, 03/16/42 (05/16/16)[9]	3,145,814	740,586
Series 2012-69, Class QI, 4.000%, 03/16/41	1,480,351	224,316
Series 2012-96, Class IC, 3.000%, 08/20/27	872,431	87,547
Series 2012-101, Class AI, 3.500%, 08/20/27	609,412	69,966
Series 2012-103, Class IB, 3.500%, 04/20/40	1,061,055	120,417
Total Interest Only Strips		6,132,007
U.S. Government Obligations - 5.0%
U.S. Treasury Inflation Indexed Bonds,
0.375%, 07/15/23	8,958,752	9,227,631
2.375%, 01/15/27	3,207,204	3,917,091
Total U.S. Government Obligations		13,144,722
Total U.S. Government and Agency Obligations (cost $227,046,560)		233,719,877
Short-Term Investments - 1.2%
U.S. Treasury Bills - 0.4%
U. S. Treasury Bills, 0.21%, 06/23/16[12,13]	1,030,000	1,029,508

	Shares
Other Investment Companies - 0.8%[3]
Dreyfus Institutional Cash Advantage Fund, Institutional Class Shares, 0.38%	2,166,879	2,166,879
Total Short-Term Investments (cost $3,196,416)		3,196,387
Total Investments - 103.3% (cost $267,168,786)		273,567,342
Other Assets, less Liabilities - (3.3)%		(8,801,061)
Net Assets - 100.0%		$264,766,281

Notes to Schedules of Portfolio Investments (unaudited)

The following footnotes should be read in conjunction with each of the Schedules of Portfolio Investments previously presented in this report. At March 31, 2016, the approximate cost of investments and the aggregate gross unrealized appreciation and depreciation for federal income tax were as follows:

Fund	Cost	Appreciation	Depreciation	Net
AMG Chicago Equity Partners Balanced Fund	$176,647,400	$6,281,056	$(1,911,062)	$4,369,994
AMG Chicago Equity Partners Small Cap Value Fund	12,155,795	776,553	(603,693)	172,860
AMG Managers High Yield Fund	31,823,975	330,389	(2,913,619)	(2,583,230)
AMG Managers Intermediate Duration Government Fund	277,929,636	4,021,718	(807,777)	3,213,941
AMG Managers Short Duration Government Fund	267,184,321	7,050,764	(667,743)	6,383,021

*	Non-income producing security.
#	Rounds to less than 0.1%.
(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified buyers. At March 31, 2016, the value of these securities amounted to the following:

Fund	Market Value	% of Net Assets
AMG Managers High Yield Fund	$9,696,843	39.8%
AMG Managers Intermediate Duration Government Fund	12,070,131	5.8%
AMG Managers Short Duration Government Fund	15,331,448	5.8%

(b)	Step Bond: A debt instrument with either deferred interest payments or an interest rate that resets at specific times during its term.
[1]	Some or all of these securities were out on loan to various brokers as of March 31, 2016, amounting to the following:

Fund	Market Value	% of Net Assets
AMG Chicago Equity Partners Balanced Fund	$3,048,243	1.7%
AMG Chicago Equity Partners Small Cap Value Fund	254,114	2.2%
AMG Managers High Yield Fund	2,770,655	11.4%

[2]	Collateral received from brokers for securities lending was invested in these joint repurchase agreements.
[3]	Yield shown represents the March 31, 2016, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.
[4]	Illiquid Security: A security not readily convertible into cash such as a stock, bond or commodity that is not actively traded and would be difficult to sell in a timely sale. The Funds may not invest more than 15% of their net assets in illiquid securities. The market value of illiquid securities at March 31, 2016, amounted to the following:

Fund	Market Value	% of Net Assets
AMG Managers High Yield Fund	$354,298	1.5%
AMG Managers Intermediate Duration Government Fund	404,090	0.2%
AMG Managers Short Duration Government Fund	121,944	0.1%

[5]	Variable Rate Security: The rate listed is as of March 31, 2016 and is periodically reset subject to terms and conditions set forth in the debenture.
[6]	Payment-in-Kind Security: The security may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
[7]	All or part of the security is delayed delivery transaction. The traded amount for delayed delivery securities at March 31, 2016, amounted to the following:

Fund	Market Value	% of Net Assets
AMG Mangaers High Yield Fund	$268,837	1.1%
AMG Managers Intermediate Duration Government Fund	78,539,126	37.9%
AMG Mangaers Short Duration Government Fund	18,279,296	6.9%

[8]	Security is in default. Issuer has failed to make a timely payment of either principal or interest or has failed to comply with some provision of the bond indenture.
[9]	Floating Rate Security: The rate listed is as of March 31, 2016. Date in parentheses represents the security’s next coupon rate reset.

Notes to Schedules of Portfolio Investments (continued)

[10]	Some or all of the these securities are segregated as collateral for delayed delivery agreements. At March 31, 2016, the value of these securities amounted to the following:

Fund	Market Value	% of Net Assets
AMG Managers High Yield Fund	$268,837	1.1%
AMG Managers Intermediate Duration Government Fund	78,539,126	37.9%
AMG Managers Short Duration Government Fund	25,714,378	9.7%

[11]	TBA Securities are purchased/sold on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned.
[12]	Represents yield to maturity at March 31, 2016.
[13]	Some or all of this security is held as collateral for futures contracts. The market value of collateral at March 31, 2016, amounted to the following:

Fund	Market Value	% of Net Assets
AMG Managers Intermediate Duration Government Fund	$109,974	0.1%
AMG Managers Short Duration Government Fund	959,541	0.4%

The following tables summarize the inputs used to value the Funds’ investments by the fair value hierarchy levels as of March 31, 2016:

	Quoted Prices in Active Markets	Significant Other	Significant
	for Identical Investments	Observable Inputs	Unobservable Inputs
	Level 1	Level 2	Level 3	Total
AMG Chicago Equity Partners Balanced Fund
Investments in Securities
Common Stocks†	$90,475,019	—	—	$90,475,019
Rights	—	—	$7	7
Corporate Bonds and Notes††	—	$5,518,915	—	5,518,915
U.S. Government and Agency Obligations††	—	79,575,307	—	79,575,307
Short-Term Investments
Repurchase Agreements	—	3,114,636	—	3,114,636
Other Investment Companies	2,333,510	—	—	2,333,510

Total Investments in Securities	$92,808,529	$88,208,858	$7	$181,017,394

	Quoted Prices in Active Markets	Significant Other	Significant
	for Identical Investments	Observable Inputs	Unobservable Inputs
	Level 1	Level 2	Level 3	Total
AMG Chicago Equity Partners Small Cap Value Fund
Investments in Securities
Common Stocks†	$11,968,240	—	—	$11,968,240
Short-Term Investments
Repurchase Agreements	—	$277,813	—	277,813
Other Investment Companies	82,602	—	—	82,602

Total Investments in Securities	$12,050,842	$277,813	—	$12,328,655

Notes to Schedules of Portfolio Investments (continued)

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
AMG Managers High Yield Fund
Investments in Securities
Corporate Bonds and Notes
Industrials	—	$21,192,427	$168,134	$21,360,561
Financials	—	1,433,272	—	1,433,272
Utilities	—	209,956	—	209,956
Floating Rate Senior Loan Interests	—	762,104	356,173	1,118,277
Common Stocks
Industrials	—	—	87,912	87,912
Short-Term Investments
Repurchase Agreements	—	2,919,620	—	2,919,620
Other Investment Companies	$2,111,147	—	—	2,111,147

Total Investments in Securities	$2,111,147	$26,517,379	$612,219	$29,240,745

The following table below is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value at March 31, 2016:

	Common Stock	Corporate Bond	Floating Rate Senior Loan Interests	Total
AMG Managers High Yield Fund
Balance as of December 31, 2015	$81,252	$170,713	$700,083	$952,048
Accrued discounts (premiums)	—	376	426	802
Realized gain (loss)	—	28	271	299
Change in unrealized appreciation (depreciation)	6,660	(822)	(5,503)	335
Purchases	—	—	4,757	4,757
Sales	—	(2,161)	(9,132)	(11,293)
Transfers in to Level 3	—	—	—	—
Transfers out of Level 3	—	—	(334,729)	(334,729)
Balance as of March 31, 2016	$87,912	$168,134	$356,173	$612,219
Net change in unrealized appreciation (depreciation) on investments still held at March 31, 2016	$6,660	$(822)	$(5,503)	$335

Notes to Schedules of Portfolio Investments (continued)

The following table summarizes the quantitative inputs and assumptions used for items categorized in level 3 of the fair value hierarchy as of March 31, 2016. The table below is not intended to be all-inclusive, but rather provides information on the significant level 3 inputs as they relate to the Fund’s fair value measurements:

Quantitative Information about Level 3 Fair Value Measurements

	Fair Value as of March 31, 2016	Valuation Technique(s)	Unobservable Inputs	Range	Average
AMG Managers High Yield Fund
Common Stocks	$87,912	Enterprise Value	EV Multiple, Discount	7.6-9.0	8.1
Corporate Bonds	168,118	Enterprise Value	EV Multiple, Discount	7.6-9.0	8.1
Corporate Bonds	16	Broker Quote	Price	n/a	n/a
Floating Rate Senior Loan Interests	356,173	Unadjusted Price from Third Party	Price	n/a	n/a

Total	$612,219

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
AMG Managers Intermediate Duration Government Fund
Investments in Securities
Asset-Backed Securities	—	$11,681,324	—	$11,681,324
Mortgage-Backed Securities	—	10,867,638	—	10,867,638
U.S. Government and Agency Obligations††	—	202,108,545	—	202,108,545
Short-Term Investments
U.S. Treasury Bills	—	139,933	—	139,933
Other Investment Companies	$56,346,137	—	—	56,346,137

Total Investments in Securities	$56,346,137	$224,797,440	—	$281,143,577

TBA Sale Commitments	—	$(427,578)	—	$(427,578)

Financial Derivative Instruments-Assets†††
Futures contracts	$3,922	—	—	$3,922

Financial Derivative Instruments-Liabilities†††
Futures contracts	(52,059)	—	—	(52,059)

Total Financial Derivative Instruments	$(48,137)	—	—	$(48,137)

Notes to Schedules of Portfolio Investments (continued)

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
AMG Managers Short Duration Government Fund
Investments in Securities
Asset-Backed Securities	—	$29,272,464	—	$29,272,464
Mortgage-Backed Securities	—	7,378,614	—	7,378,614
U.S. Government and Agency Obligations††	—	233,719,877	—	233,719,877
Short-Term Investments
U.S. Treasury Bills	—	1,029,508	—	1,029,508
Other Investment Companies	$2,166,879	—	—	2,166,879

Total Investments in Securities	$2,166,879	$271,400,463	—	$273,567,342

Reverse Repurchase Agreements	—	$(4,950,464)	—	$(4,950,464)

TBA Sale Commitments	—	$(11,740,907)	—	$(11,740,907)

Financial Derivative Instruments-Assets†††
Futures	$78,466	—	—	$78,466

Financial Derivative Instruments-Liabilities†††
Futures	(283,018)	—	—	(283,018)

Total Financial Derivative Instruments	$(204,552)	—	—	$(204,552)

†	All common stocks held in the Funds are level 1 securities. For a detailed breakout of these securities, please refer to the respective Schedule of Portfolio Investments.
††	All corporate bonds and notes and U.S. government and agency obligations held in the Fund are level 2 securities. For a detailed breakout of the corporate bonds and notes and U.S. government and agency obligations; by major industry or agency classification, please refer to the respective Schedule of Portfolio Investments.
†††	Derivative instruments, such as futures, are not reflected in the Schedule of Portfolio Investments and are valued at the unrealized appreciation/depreciation of the instrument.

As of March 31, 2016, the Funds had no transfers between Level 1 and Level 2 from the beginning of the reporting period.

At March 31, 2016, the following Funds had TBA forward sale commitments:

AMG Managers Intermediate Duration Government Fund
Security	Principal Amount	Settlement Date	Current Liability	Proceeds
GNMA, 4.000%, TBA 30 years	$400,000	04/20/16	$427,578	$(426,078)
		Totals	$427,578	$(426,078)

Notes to Schedules of Portfolio Investments (continued)

AMG Managers Short Duration Government Fund
Security	Principal Amount	Settlement Date	Current Liability	Proceeds
FHLMC Gold Pool, 3.000%, TBA 15 years	$3,000,000	04/18/16	$3,136,172	$(3,116,719)
FNMA, 3.000%, TBA 15 years	2,300,000	04/18/16	2,402,422	(2,386,340)
FNMA, 4.500%, TBA 30 years	5,700,000	04/13/16	6,202,313	(6,188,062)
		Totals	$11,740,907	$(11,691,121)

At March 31, 2016, the AMG Managers Short Duration Government Fund had the following reverse repurchase agreements:

Counterparty	Interest Rate	Trade Date	Maturity Date	Net Closing Amount	Face Amount
Barclays	0.75%	03/31/16	04/01/16	$4,950,567	$4,950,464
			Total	$4,950,567	$4,950,464

At March 31, 2016, the following Funds had open futures contracts:

AMG Managers Intermediate Duration Government Fund

Type	Number of Contracts	Position	Expiration Date	Unrealized Gain/(Loss)
2-Year U.S. Treasury Note	3	Short	07/06/16	$180
5-Year Interest Rate Swap	23	Short	06/15/16	(12,560)
5-Year U.S. Treasury Note	5	Short	07/06/16	(325)
10-Year Interest Rate Swap	34	Short	06/15/16	(34,965)
10-Year U.S. Treasury Bond	3	Long	06/30/16	3,742
U.S. Ultra Bond CBT Jun16	2	Long	06/30/16	(4,209)

			Total	$(48,137)

Notes to Schedules of Portfolio Investments (continued)

AMG Managers Short Duration Government Fund

Type	Number of Contracts	Position	Expiration Date	Unrealized Gain/(Loss)
2-Year U.S. Treasury Note	110	Short	07/06/16	$6,600
5-Year Interest Rate Swap	451	Short	06/15/16	(246,376)
5-Year U.S. Treasury Note	8	Short	07/06/16	(520)
10-Year Interest Rate Swap	35	Short	06/15/16	(36,122)
10-Year U.S. Treasury Bond	28	Short	06/30/16	19,395
U.S. Ultra Bond CBT Jun16	25	Short	06/30/16	52,471

			Total	$(204,552)

INVESTMENTS ABBREVIATIONS:

FHLMC:	Federal Home Loan Mortgage Corporation
FNMA:	Federal National Mortgage Association
GNMA:	Government National Mortgage Association
GSMPS:	Goldman Sachs Mortgage Participation Securities
GSR:	Goldman Sachs REMIC
LB-UBS:	Lehman Brothers-Union Bank of Switzerland
MTN:	Medium-Term Notes
PIK:	Payment-in-Kind
PLC:	Public Limited Company
REIT:	Real Estate Investment Trust
REMICS:	Real Estate Mortgage Investment Conduits
TBA:	To Be Announced

VALUATION OF INVESTMENTS

Equity securities traded on a national securities exchange or reported on the NASDAQ national market system (“NMS”) are valued at the last quoted sales price on the primary exchange or, if applicable, the NASDAQ official closing price or the official closing price of the relevant exchange or, lacking any sales, at the last quoted bid price or the mean between the last quoted bid and ask prices (the” exchange mean price”). Equity securities traded in the over-the-counter market (other than NMS securities) are valued at the exchange mean price. Foreign equity securities (securities principally traded in markets other than U.S. markets) are valued at the official closing price on the primary exchange or, for markets that either do not offer an official closing price or where the official closing price may not be representative of the overall market, the last quoted sale price.

Fixed income securities purchased with a remaining maturity exceeding 60 days are valued at the evaluated bid price or the mean price provided by an authorized pricing service or, if an evaluated price is not available, by reference to other securities which are considered comparable in credit rating, interest rate, due date and other features (generally referred to as “matrix pricing”) or other similar pricing methodologies. Investments in certain mortgage-backed and stripped mortgage-backed securities, preferred stocks, convertible securities, derivatives and other debt securities not traded on an organized securities market are valued on the basis of valuations provided by dealers or by a pricing service which uses information with respect to transactions in such securities and various relationships between such securities and yield to maturity in determining value.

Fixed income securities purchased with a remaining maturity of 60 days or less are valued at amortized cost, provided that the amortized cost value is approximately the same as the fair value of the security valued without the use of amortized cost. Investments in other open-end regulated investment companies are valued at their end of day net asset value per share.

Futures contracts for which market quotations are readily available are valued at the settlement price as of the close of the futures exchange.

The Funds’ portfolio investments are generally valued based on independent market quotations or prices or, if none, “evaluative” or other market based valuations provided by third-party pricing services approved by the Board of Trustees of the Trust (the “Board”). Under certain circumstances, the value of certain Fund portfolio investments (including derivatives) may be based on an evaluation of fair value, pursuant to procedures established by and under the general supervision of the Board. The Valuation Committee, which is comprised of the Independent Trustees of the Board, and the Pricing Committee, which is comprised of representatives from AMG Funds LLC (the “Investment Manager”) are the committees appointed by the Board to make fair value determinations. Each Fund may use the fair value

Notes to Schedules of Portfolio Investments (continued)

of a portfolio investment to calculate its net asset value (“NAV”) in the event that the market quotation, price or market based valuation for the portfolio investment is not readily available or otherwise not determinable pursuant to the Board’s valuation procedures, if the Investment Manager or the Pricing Committee believes the quotation, price or market based valuation to be unreliable, or in certain other circumstances. When determining the fair value of an investment, the Pricing Committee and, if required under the Trust’s securities valuation procedures, the Valuation Committee, seeks to determine the price that the Fund might reasonably expect to receive from current sale of that portfolio investment in an arms-length transaction. Fair value determinations shall be based upon consideration of all available facts and information, including, but not limited to (i) attributes specific to the investment; (ii) fundamental and analytical data relating to the investment; and (iii) the value of other comparable securities or relevant financial instruments, including derivative securities, traded on other markets or among dealers.

The values assigned to fair value portfolio investments are based on available information and do not necessarily represent amounts that might ultimately be realized in the future, since such amounts depend on future developments inherent in long-term investments. Because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. The Board will be presented with a quarterly report showing as of the most recent quarter end, all outstanding securities fair valued by the Fund, including a comparison with the prior quarter end and the percentage of the Fund that the security represents at each quarter end.

With respect to foreign equity securities and certain foreign fixed income securities, the Board has adopted a policy that securities held in a Fund that can be fair valued by the applicable fair value pricing service are fair valued on each business day provided that each individual price exceeds a pre-established confidence level.

FAIR VALUE MEASUREMENTS

Generally Accepted Accounting Principles (“U.S. GAAP”) defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open- end investment companies)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and defaults) or other market corroborated inputs) (e.g., debt securities, government securities, foreign exchange currency contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities with observable inputs)

Level 3 – inputs are significant unobservable inputs (including the Funds’ own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. Transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period.

SECURITIES TRANSACTED ON A WHEN ISSUED BASIS

The AMG Managers Intermediate Duration Government Fund and AMG Managers Short Duration Government Fund entered into To-Be-Announced (“TBA”) sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction. Unsettled TBA sale commitments are valued at the current market value of the underlying securities. Each contract is marked-to-market daily and the change in market value is recorded by the Funds as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the Fund realizes a gain or loss. If the Fund delivers securities under the commitment, the Fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

FUTURES CONTRACTS

A Fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital shares transactions. There are certain risks associated with futures contracts. Prices may not move as expected or a Fund may not be able to close out the contract

Notes to Schedules of Portfolio Investments (continued)

when it desires to do so, resulting in losses. Futures are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. All futures contracts are exchange traded.

DELAYED DELIVERY TRANSACTIONS AND WHEN-ISSUED SECURITIES

The Funds may enter into securities transactions on a delayed delivery or when issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked to market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Funds’ Schedules of Portfolio Investments. With respect to purchase commitments, the Funds identify securities as segregated in their records with a value at least equal to the amount of the commitment. The payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Funds’ Statement of Assets and Liabilities. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.

REVERSE REPURCHASE AGREEMENTS

A Fund may enter into reverse repurchase agreements with commercial banks and registered broker-dealers to seek to enhance returns. In a reverse repurchase agreement, a Fund sells a security and agrees to repurchase the same security at a price and on a date mutually agreed upon by the parties. The difference between the repurchase price and the original price is the reverse repurchase agreement rate, which reflects the interest rate in effect for the term of the agreements. A reverse repurchase agreement involves the risk that the market value of the securities retained by the Fund may decline below the price of the securities the Fund has sold but is obligated to repurchase under the agreement. A Fund will earmark or establish a segregated account with its custodian in which it will maintain liquid assets equal in value to its obligations in respect of reverse repurchase agreements.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMG FUNDS II

By:	/s/ Jeffrey T. Cerutti
Jeffrey T. Cerutti, Principal Executive Officer

Date: May 31, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jeffrey T. Cerutti
Jeffrey T. Cerutti, Principal Executive Officer

Date: May 31, 2016

By:	/s/ Donald S. Rumery
Donald S. Rumery, Principal Financial Officer

Date: May 31, 2016